As filed with the Securities and Exchange Commission on August 15, 2025

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04255

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices - Zip Code)

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Registrant’s telephone number, including area code: (212) 476-8800

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Reports to Shareholders.
(a)	Following are copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman Advisers Management Trust

Mid Cap Growth Portfolio

Semi-Annual Shareholder Report

June 30, 2025

Class I

This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$47	0.90%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$589,346,081
Number of Portfolio Holdings	80
Portfolio Turnover Rate	83%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Royal Caribbean Cruises Ltd.	3.3%
Axon Enterprise, Inc.	2.8%
Cencora, Inc.	2.5%
ROBLOX Corp. Class A	2.5%
Cloudflare, Inc. Class A	2.4%
Datadog, Inc. Class A	2.4%
Ares Management Corp. Class A	2.3%
Spotify Technology SA	2.2%
Toast, Inc. Class A	2.2%
W.W. Grainger, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	21.0%
Consumer Discretionary	20.5%
Industrials	20.0%
Financials	12.3%
Health Care	11.6%
Communication Services	6.4%
Energy	2.7%
Consumer Staples	2.3%
Utilities	1.6%
Materials	0.6%
Short-Term Investments	1.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/amt.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0339 08/25

Neuberger Berman Advisers Management Trust

Mid Cap Growth Portfolio

Semi-Annual Shareholder Report

June 30, 2025

Class S

This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class S	$57	1.10%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$589,346,081
Number of Portfolio Holdings	80
Portfolio Turnover Rate	83%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Royal Caribbean Cruises Ltd.	3.3%
Axon Enterprise, Inc.	2.8%
Cencora, Inc.	2.5%
ROBLOX Corp. Class A	2.5%
Cloudflare, Inc. Class A	2.4%
Datadog, Inc. Class A	2.4%
Ares Management Corp. Class A	2.3%
Spotify Technology SA	2.2%
Toast, Inc. Class A	2.2%
W.W. Grainger, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	21.0%
Consumer Discretionary	20.5%
Industrials	20.0%
Financials	12.3%
Health Care	11.6%
Communication Services	6.4%
Energy	2.7%
Consumer Staples	2.3%
Utilities	1.6%
Materials	0.6%
Short-Term Investments	1.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/amt.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0340 08/25

Neuberger Berman Advisers Management Trust

Short Duration Bond Portfolio

Semi-Annual Shareholder Report

June 30, 2025

Class I

This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$47	0.94%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$78,923,320
Number of Portfolio Holdings	368
Portfolio Turnover Rate	40%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal Home Loan Mortgage Corp.	5.5%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.6%
Federal National Mortgage Association	4.3%
Federal National Mortgage Association Connecticut Avenue Securities	4.2%
Trestles CLO Ltd.	3.0%
RR 29 Ltd.	2.4%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.0%
Bank of America Corp.	1.6%
Citigroup, Inc.	1.6%
OCP CLO Ltd.	1.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Corporate Bonds	38.9%
Mortgage-Backed Securities	30.7%
Asset-Backed Securities	23.6%
Loan Assignments	2.4%
Short-Term Investments	4.7%
Liabilities Less Other Assets	(0.3)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/amt.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0346 08/25

Neuberger Berman Advisers Management Trust

Mid Cap Intrinsic Value Portfolio

Semi-Annual Shareholder Report

June 30, 2025

Class I

This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$52	1.06%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$121,577,801
Number of Portfolio Holdings	71
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Williams Cos., Inc.	2.8%
CenterPoint Energy, Inc.	2.7%
Aptiv PLC	2.5%
Gates Industrial Corp. PLC	2.5%
Teledyne Technologies, Inc.	2.5%
Ciena Corp.	2.4%
Hewlett Packard Enterprise Co.	2.4%
L3Harris Technologies, Inc.	2.3%
AerCap Holdings NV	2.3%
Pure Storage, Inc. Class A	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	27.0%
Industrials	20.6%
Consumer Discretionary	9.8%
Financials	9.0%
Energy	8.6%
Utilities	8.0%
Health Care	5.4%
Real Estate	4.5%
Consumer Staples	2.8%
Materials	2.6%
Communication Services	1.3%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/amt.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0343 08/25

Neuberger Berman Advisers Management Trust

Mid Cap Intrinsic Value Portfolio

Semi-Annual Shareholder Report

June 30, 2025

Class S

This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class S	$61	1.25%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$121,577,801
Number of Portfolio Holdings	71
Portfolio Turnover Rate	7%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Williams Cos., Inc.	2.8%
CenterPoint Energy, Inc.	2.7%
Aptiv PLC	2.5%
Gates Industrial Corp. PLC	2.5%
Teledyne Technologies, Inc.	2.5%
Ciena Corp.	2.4%
Hewlett Packard Enterprise Co.	2.4%
L3Harris Technologies, Inc.	2.3%
AerCap Holdings NV	2.3%
Pure Storage, Inc. Class A	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	27.0%
Industrials	20.6%
Consumer Discretionary	9.8%
Financials	9.0%
Energy	8.6%
Utilities	8.0%
Health Care	5.4%
Real Estate	4.5%
Consumer Staples	2.8%
Materials	2.6%
Communication Services	1.3%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/amt.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0344 08/25

Neuberger Berman Advisers Management Trust

Quality Equity Portfolio (formerly known as Sustainable Equity Portfolio)

Semi-Annual Shareholder Report

June 30, 2025

Class I

This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$44	0.87%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$873,985,112
Number of Portfolio Holdings	43
Portfolio Turnover Rate	5%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	9.9%
Amazon.com, Inc.	9.8%
Alphabet, Inc. Class A	7.3%
Interactive Brokers Group, Inc. Class A	5.7%
Berkshire Hathaway, Inc. Class B	5.0%
Mastercard, Inc. Class A	4.6%
GoDaddy, Inc. Class A	3.8%
Kyndryl Holdings, Inc.	3.8%
Applied Materials, Inc.	3.1%
Progressive Corp.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.3%
Financials	27.0%
Consumer Discretionary	14.2%
Health Care	8.8%
Industrials	8.4%
Communication Services	7.3%
Consumer Staples	2.6%
Energy	1.2%
Materials	1.1%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/amt.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0320 08/25

Neuberger Berman Advisers Management Trust

Quality Equity Portfolio (formerly known as Sustainable Equity Portfolio)

Semi-Annual Shareholder Report

June 30, 2025

Class S

This semi-annual shareholder report contains important information about the Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.nb.com/amt. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class S	$57	1.12%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$873,985,112
Number of Portfolio Holdings	43
Portfolio Turnover Rate	5%

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	9.9%
Amazon.com, Inc.	9.8%
Alphabet, Inc. Class A	7.3%
Interactive Brokers Group, Inc. Class A	5.7%
Berkshire Hathaway, Inc. Class B	5.0%
Mastercard, Inc. Class A	4.6%
GoDaddy, Inc. Class A	3.8%
Kyndryl Holdings, Inc.	3.8%
Applied Materials, Inc.	3.1%
Progressive Corp.	2.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.3%
Financials	27.0%
Consumer Discretionary	14.2%
Health Care	8.8%
Industrials	8.4%
Communication Services	7.3%
Consumer Staples	2.6%
Energy	1.2%
Materials	1.1%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/amt.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0348 08/25

(b)	Not applicable to the Registrant.
Item 2. Code of Ethics.
The Board of Trustees (“Board”) of Neuberger Berman Advisers Management Trust (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Alternative Funds’ Form N-CSR, Investment Company Act file number 811-21715 (filed January 6, 2025).  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert.
Not applicable to semi-annual reports on Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Not applicable to semi-annual reports on Form N-CSR.
Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 6. Investments.
(a)	The complete schedule of investments for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman
Advisers Management Trust
Mid Cap Growth Portfolio
I Class Shares
S Class Shares

Semi-Annual Financial Statements and Other Information
June 30, 2025

B0736 08/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend June 30, 2025 (Unaudited)

Mid Cap Growth Portfolio
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC

1

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)  June 30, 2025

Number of Shares		Value
Common Stocks 99.2%
Aerospace & Defense 6.8%
19,800	Axon Enterprise, Inc.	$16,393,212 *
6,400	Curtiss-Wright Corp.	3,126,720
35,900	HEICO Corp.	11,775,200
46,590	Howmet Aerospace, Inc.	8,671,797
		39,966,929
Banks 0.8%
331,185	NU Holdings Ltd. Class A	4,543,858 *
Biotechnology 2.2%
21,489	Alnylam Pharmaceuticals, Inc.	7,007,348 *
35,585	Natera, Inc.	6,011,730 *
		13,019,078
Broadline Retail 1.7%
341,800	Coupang, Inc.	10,240,328 *
Capital Markets 7.1%
77,258	Ares Management Corp. Class A	13,381,085
22,128	LPL Financial Holdings, Inc.	8,297,336
64,536	Robinhood Markets, Inc. Class A	6,042,506 *
113,836	TPG, Inc.	5,970,698
55,109	Tradeweb Markets, Inc. Class A	8,067,958
		41,759,583
Commercial Services & Supplies 2.8%
28,540	Cintas Corp.	6,360,710
65,700	Veralto Corp.	6,632,415
20,100	Waste Connections, Inc.	3,753,072
		16,746,197
Construction & Engineering 3.2%
14,200	Comfort Systems USA, Inc.	7,614,182
29,900	Quanta Services, Inc.	11,304,592
		18,918,774
Consumer Staples Distribution & Retail 2.3%
47,158	BJ's Wholesale Club Holdings, Inc.	5,085,047 *
21,200	Sprouts Farmers Market, Inc.	3,490,368 *
65,400	U.S. Foods Holding Corp.	5,036,454 *
		13,611,869
Containers & Packaging 0.6%
19,424	Packaging Corp. of America	3,660,453
Diversified Consumer Services 2.8%
25,855	Duolingo, Inc.	10,601,067 *
3,657	Grand Canyon Education, Inc.	691,173 *
65,600	Service Corp. International	5,339,840
		16,632,080
Number of Shares		Value
Electronic Equipment, Instruments & Components 1.8%
83,843	Coherent Corp.	$7,479,634 *
61,334	Corning, Inc.	3,225,555
		10,705,189
Entertainment 4.7%
137,758	ROBLOX Corp. Class A	14,492,142 *
17,239	Spotify Technology SA	13,228,174 *
		27,720,316
Financial Services 3.8%
70,635	Affirm Holdings, Inc.	4,883,704 *
80,890	Equitable Holdings, Inc.	4,537,929
288,439	Toast, Inc. Class A	12,774,963 *
		22,196,596
Ground Transportation 0.5%
24,357	XPO, Inc.	3,076,046 *
Health Care Equipment & Supplies 3.3%
87,045	Dexcom, Inc.	7,598,158 *
16,868	IDEXX Laboratories, Inc.	9,046,983 *
22,661	Inspire Medical Systems, Inc.	2,940,718 *
		19,585,859
Health Care Providers & Services 3.1%
48,670	Cencora, Inc.	14,593,700
31,400	Encompass Health Corp.	3,850,582
		18,444,282
Health Care Technology 0.9%
132,801	Waystar Holding Corp.	5,427,577 *
Hotels, Restaurants & Leisure 12.0%
71,400	Cava Group, Inc.	6,014,022 *
26,900	DoorDash, Inc. Class A	6,631,119 *
217,900	DraftKings, Inc. Class A	9,345,731 *
38,800	Flutter Entertainment PLC	11,087,488 *
61,400	Royal Caribbean Cruises Ltd.	19,226,796
29,500	Texas Roadhouse, Inc.	5,528,595
21,500	Wingstop, Inc.	7,239,910
39,400	Yum! Brands, Inc.	5,838,292
		70,911,953
Independent Power and Renewable Electricity Producers 1.6%
48,050	Vistra Corp.	9,312,571
Insurance 0.8%
13,811	Arthur J Gallagher & Co.	4,421,177
Interactive Media & Services 1.7%
65,550	Reddit, Inc. Class A	9,869,864 *
IT Services 2.4%
73,676	Cloudflare, Inc. Class A	14,427,971 *

See Notes to Financial Statements

2

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)  (cont’d)

Number of Shares		Value
Life Sciences Tools & Services 2.0%
112,701	Stevanato Group SpA	$2,753,285
9,946	Waters Corp.	3,471,552 *
25,194	West Pharmaceutical Services, Inc.	5,512,447
		11,737,284
Oil, Gas & Consumable Fuels 2.7%
25,100	Cheniere Energy, Inc.	6,112,352
55,300	Targa Resources Corp.	9,626,624
		15,738,976
Professional Services 2.3%
23,900	Broadridge Financial Solutions, Inc.	5,808,417
25,400	Verisk Analytics, Inc.	7,912,100
		13,720,517
Semiconductors & Semiconductor Equipment 3.0%
133,126	Lattice Semiconductor Corp.	6,521,843 *
14,865	Monolithic Power Systems, Inc.	10,871,963
		17,393,806
Software 11.6%
21,912	AppLovin Corp. Class A	7,670,953 *
18,338	CyberArk Software Ltd.	7,461,366 *
104,721	Datadog, Inc. Class A	14,067,172 *
33,428	Descartes Systems Group, Inc.	3,397,789 *
19,387	Guidewire Software, Inc.	4,564,669 *
26,149	Manhattan Associates, Inc.	5,163,643 *
20,957	MicroStrategy, Inc. Class A	8,471,448 *
70,576	Nutanix, Inc. Class A	5,394,829 *
27,043	ServiceTitan, Inc. Class A	2,898,469 *
28,578	Zscaler, Inc.	8,971,777 *
		68,062,115
Number of Shares		Value
Specialty Retail 4.0%
31,146	Carvana Co.	$10,494,956 *
85,345	O'Reilly Automotive, Inc.	7,692,145 *
41,100	Ross Stores, Inc.	5,243,538
		23,430,639
Technology Hardware, Storage & Peripherals 2.3%
40,448	NetApp, Inc.	4,309,734
157,760	Pure Storage, Inc. Class A	9,083,821 *
		13,393,555
Trading Companies & Distributors 4.4%
28,000	AerCap Holdings NV	3,276,000
184,500	QXO, Inc.	3,974,130 *
8,100	United Rentals, Inc.	6,102,540
12,100	W.W. Grainger, Inc.	12,586,904
		25,939,574

Total Common Stocks (Cost $474,478,131)		584,615,016

Short-Term Investments 1.0%
Investment Companies 1.0%
5,619,706	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.27%(a) (Cost $5,619,706)	5,619,706
Total Investments 100.2% (Cost $480,097,837)		590,234,722
Liabilities Less Other Assets (0.2)%		(888,641)
Net Assets 100.0%		$589,346,081

*	Non-income producing security.
(a)	Represents 7-day effective yield as of June 30, 2025.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of June 30, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$584,615,016	$—	$—	$584,615,016
Short-Term Investments	—	5,619,706	—	5,619,706
Total Investments	$584,615,016	$5,619,706	$—	$590,234,722

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

3

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

Mid Cap Growth Portfolio
June 30, 2025
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$590,234,722
Dividends and interest receivable	191,589
Receivable for securities sold	54,935,845
Receivable for Fund shares sold	66
Receivable for securities lending income (Note A)	850
Prepaid expenses and other assets	19,622
Total Assets	645,382,694
Liabilities
Payable to investment manager (Note B)	251,661
Payable for securities purchased	54,217,866
Payable for Fund shares redeemed	1,243,517
Payable to administrator—net (Note B)	213,313
Payable to trustees	52
Other accrued expenses and payables	110,204
Total Liabilities	56,036,613
Net Assets	$589,346,081
Net Assets consist of:
Paid-in capital	$332,699,970
Total distributable earnings/(losses)	256,646,111
Net Assets	$589,346,081
Net Assets
Class I	$159,794,820
Class S	429,551,261
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	4,637,600
Class S	14,664,262
Net Asset Value, offering and redemption price per share
Class I	$34.46
Class S	29.29
*Cost of Investments:
(a) Unaffiliated issuers	$480,097,837

See Notes to Financial Statements

4

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

Mid Cap Growth Portfolio
For the Six Months Ended June 30, 2025
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$1,278,552
Interest and other income—unaffiliated issuers	278,460
Income from securities loaned—net	7,593
Foreign taxes withheld	(2,943)
Total income	$1,561,662
Expenses:
Investment management fees (Note B)	1,445,146
Administration fees (Note B):
Class I	219,270
Class S	592,266
Distribution fees (Note B):
Class S	493,555
Shareholder servicing agent fees:
Class I	2,705
Class S	2,201
Audit fees	20,440
Custodian and accounting fees	31,976
Insurance	6,943
Legal fees	49,122
Shareholder reports	7,439
Trustees' fees and expenses	26,517
Miscellaneous and other fees	17,448
Total expenses	2,915,028
Expenses reimbursed by Management (Note B)	(81,300)
Total net expenses	2,833,728
Net investment income/(loss)	$(1,272,066)
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	70,624,841
Settlement of foreign currency transactions	7
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(14,843,780)
Net gain/(loss) on investments	55,781,068
Net increase/(decrease) in net assets resulting from operations	$54,509,002

See Notes to Financial Statements

5

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	MID CAP GROWTH PORTFOLIO
	Six Months Ended	Fiscal Year Ended
	June 30, 2025 (Unaudited)	December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$(1,272,066)	$(2,650,183)
Net realized gain/(loss) on investments	70,624,848	81,456,556
Change in net unrealized appreciation/(depreciation) of investments	(14,843,780)	37,161,993
Net increase/(decrease) in net assets resulting from operations	54,509,002	115,968,366
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(7,735,152)
Class S	—	(25,540,176)
Total distributions to shareholders	—	(33,275,328)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	8,054,850	11,814,091
Class S	11,333,377	9,491,569
Proceeds from reinvestment of dividends and distributions:
Class I	—	7,735,152
Class S	—	25,540,176
Payments for shares redeemed:
Class I	(10,335,162)	(25,997,764)
Class S	(25,158,874)	(66,082,876)
Net increase/(decrease) from Fund share transactions	(16,105,809)	(37,499,652)
Net Increase/(Decrease) in Net Assets	38,403,193	45,193,386
Net Assets:
Beginning of period	550,942,888	505,749,502
End of period	$589,346,081	$550,942,888

See Notes to Financial Statements

6

Notes to Financial Statements Mid Cap Growth Portfolio (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund currently offers Class I and Class S shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of

7

4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2025, was $79,177.

5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute

8

substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at June 30, 2025 was $481,297,080. The estimated gross unrealized appreciation was $119,010,526 and estimated gross unrealized depreciation was $10,072,884 resulting in net unrealized appreciation in value of investments of $108,937,642 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.
The tax character of distributions paid during the years ended December 31, 2024, and December 31, 2023, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2024	2023	2024	2023	2024	2023
$—	$—	$33,275,328	$—	$33,275,328	$—

As of December 31, 2024, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$23,956,749	$54,398,938	$123,781,422	$—	$—	$202,137,109
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and/or recognized on wash sales and tax adjustments related to other investments.
6
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

It is the policy of the Fund to pass through to its shareholders substantially all real estate investment trust (“REIT”) distributions and other income it receives, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not

9

report this information to the Fund until the following calendar year. For the year ended December 31, 2024, the character of distributions paid to shareholders of the Fund, if any, disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of the Fund’s distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after the Fund’s fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified as income are often recharacterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of the Fund’s distributions as reported herein may differ from the final composition determined after calendar year-end.
7
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

8
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
9
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds, within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the Securities and Exchange Commission, particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if the Fund complies with the conditions of the Rule.

10

Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
10
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

11
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
As of June 30, 2025, the Fund did not have any outstanding loans of securities.
12
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.

13
Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

14
Segment Reporting: The Fund has adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Fund’s investment manager acts as the Fund’s CODM. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategies as disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. The Fund’s total returns, expense ratios, and changes in net assets which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for the Fund’s single segment are consistent with that presented within the Fund’s financial statements.

11

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA monthly, an investment management fee at an annual rate of 0.55% of the first $250 million of the Fund’s average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2025, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.53% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA monthly, an administration fee at the annual rate of 0.30% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Fund’s Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended June 30, 2025, there was no repayment to NBIA under the contractual expense limitation agreement.
At June 30, 2025, the Fund's contingent liabilities to NBIA under the contractual expense limitation agreement were as follows:

			Expenses Reimbursed in Year Ended December 31,
			2022	2023	2024	2025
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2025	2026	2027	2028
Class I	1.00%	12/31/28	$—	$—	$—	$—
Class S	1.10%	12/31/28	408,152	240,209	165,528	81,300

(a)	Expense limitation per annum of the respective class's average daily net assets.
Neuberger Berman BD LLC (the "Distributor") is the Fund’s "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S’s average daily

12

net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide with respect to the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.
Note C—Securities Transactions:
During the six months ended June 30, 2025, there were purchase and sale transactions of long-term securities of $444,324,989 and $465,686,115, respectively.
During the six months ended June 30, 2025, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the six months ended June 30, 2025, and for the year ended December 31, 2024, was as follows:

	For the Six Months Ended June 30, 2025				For the Year Ended December 31, 2024
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	251,625	—	(331,056)	(79,431)	390,547	252,041	(858,145)	(215,557)
Class S	433,340	—	(923,011)	(489,671)	365,263	977,427	(2,526,237)	(1,183,547)
Note E—Line of Credit:
At June 30, 2025, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for the Fund under the Credit Facility at June 30, 2025. During the six months ended June 30, 2025, the Fund did not utilize the Credit Facility.
Note F—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

13

Financial Highlights

Mid Cap Growth Portfolio
The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the financial statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

Class I
	Six Months Ended June 30,	Year Ended December 31,
	2025 (Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$31.28	$26.63	$22.54	$40.34	$39.80	$29.76
Income From Investment Operations:
Net Investment Income/(Loss)[a]	(0.05)	(0.10)	(0.05)	(0.08)	(0.24)	(0.17)
Net Gains or Losses on Securities (both realized and unrealized)	3.23	6.46	4.14	(11.90)	5.48	11.89
Total From Investment Operations	3.18	6.36	4.09	(11.98)	5.24	11.72
Less Distributions From:
Net Realized Capital Gains	—	(1.71)	—	(5.82)	(4.70)	(1.68)
Net Asset Value, End of Period	$34.46	$31.28	$26.63	$22.54	$40.34	$39.80
Total Return[b,c]	10.17%[d]	24.02%	18.15%	(28.73)%	12.99%	39.98%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$159.8	$147.6	$131.3	$115.0	$165.7	$139.4
Ratio of Gross Expenses to Average Net Assets[e]	0.90%[f]	0.90%	0.92%	0.96%	0.89%	0.91%
Ratio of Net Expenses to Average Net Assets	0.90%[f]	0.90%	0.92%	0.96%	0.89%	0.91%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.32)%[f]	(0.34)%	(0.20)%	(0.27)%	(0.56)%	(0.54)%
Portfolio Turnover Rate	83%[d]	96%	105%	60%	47%	54%

See Notes to Financial Highlights

14

Financial Highlights (cont’d)

Class S
	Six Months Ended June 30,	Year Ended December 31,
	2025 (Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$26.62	$22.92	$19.43	$36.02	$36.06	$27.14
Income (Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	(0.07)	(0.14)	(0.08)	(0.11)	(0.30)	(0.22)
Net Gains or Losses on Securities (both realized and unrealized)	2.74	5.55	3.57	(10.66)	4.96	10.82
Total From Investment Operations	2.67	5.41	3.49	(10.77)	4.66	10.60
Less Distributions From:
Net Realized Capital Gains	—	(1.71)	—	(5.82)	(4.70)	(1.68)
Net Asset Value, End of Period	$29.29	$26.62	$22.92	$19.43	$36.02	$36.06
Total Return[b,c]	10.03%[d]	23.76%	17.96%	(28.83)%	12.72%	39.71%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$429.6	$403.4	$374.4	$344.7	$497.6	$459.2
Ratio of Gross Expenses to Average Net Assets[e]	1.14%[f]	1.14%	1.17%	1.21%	1.14%	1.16%
Ratio of Net Expenses to Average Net Assets	1.10%[f]	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.53)%[f]	(0.54)%	(0.37)%	(0.41)%	(0.77)%	(0.74)%
Portfolio Turnover Rate	83%[d]	96%	105%	60%	47%	54%

See Notes to Financial Highlights

15

Notes to Financial Highlights Mid Cap Growth Portfolio (Unaudited)

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the Fund’s total returns for the six months ended June 30, 2025. The class action proceeds received in 2024, 2023,
2022, and 2021 had no impact on the Fund’s total returns for the years ended December 31, 2024, 2023,
2022, and 2021, respectively.

c
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested.
Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if
Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

d	Not annualized.
e
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

f	Annualized.

16

Neuberger Berman
Advisers Management Trust
Mid Cap Intrinsic Value Portfolio
I Class Shares
S Class Shares

Semi-Annual Financial Statements and Other Information
June 30, 2025

C0244 08/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend June 30, 2025 (Unaudited)

Mid Cap Intrinsic Value Portfolio
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC

1

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)  June 30, 2025

Number of Shares		Value
Common Stocks 99.5%
Aerospace & Defense 2.9%
2,384	General Dynamics Corp.	$695,317
11,114	L3Harris Technologies, Inc.	2,787,836
		3,483,153
Air Freight & Logistics 2.7%
8,548	FedEx Corp.	1,943,046
26,900	GXO Logistics, Inc.	1,310,030 *
		3,253,076
Automobile Components 2.5%
44,440	Aptiv PLC	3,031,697 *
Banks 4.6%
59,594	First Horizon Corp.	1,263,393
130,032	Huntington Bancshares, Inc.	2,179,336
49,454	Truist Financial Corp.	2,126,028
		5,568,757
Building Products 2.4%
32,189	Fortune Brands Innovations, Inc.	1,657,090
57,568	Resideo Technologies, Inc.	1,269,950 *
		2,927,040
Chemicals 0.7%
16,507	Ashland, Inc.	829,972
Communications Equipment 3.3%
36,214	Ciena Corp.	2,945,285 *
2,596	Motorola Solutions, Inc.	1,091,514
		4,036,799
Construction & Engineering 1.9%
27,174	Arcosa, Inc.	2,356,258
Consumer Finance 0.9%
19,242	Bread Financial Holdings, Inc.	1,099,103
Consumer Staples Distribution & Retail 1.7%
20,671	Dollar Tree, Inc.	2,047,256 *
Containers & Packaging 1.9%
5,112	Avery Dennison Corp.	897,003
45,219	Sealed Air Corp.	1,403,145
		2,300,148
Electric Utilities 2.0%
60,487	FirstEnergy Corp.	2,435,207
Electrical Equipment 0.7%
2,487	Rockwell Automation, Inc.	826,107
Electronic Equipment, Instruments & Components 8.4%
8,120	CDW Corp.	1,450,151
19,110	Coherent Corp.	1,704,803 *
32,958	IPG Photonics Corp.	2,262,567 *
Number of Shares		Value
Electronic Equipment, Instruments & Components – cont'd
13,663	Itron, Inc.	$1,798,460 *
5,832	Teledyne Technologies, Inc.	2,987,792 *
		10,203,773
Energy Equipment & Services 1.9%
61,775	Baker Hughes Co.	2,368,453
Entertainment 1.3%
230,113	Lionsgate Studios Corp.	1,336,956 *
15,340	Starz Entertainment Corp.	246,514 *
		1,583,470
Food Products 1.1%
97,769	Hain Celestial Group, Inc.	148,609 *
62,973	TreeHouse Foods, Inc.	1,222,936 *
		1,371,545
Health Care Equipment & Supplies 3.0%
26,294	Haemonetics Corp.	1,961,795 *
18,577	Zimmer Biomet Holdings, Inc.	1,694,408
		3,656,203
Health Care Providers & Services 2.0%
3,385	McKesson Corp.	2,480,460
Hotels, Restaurants & Leisure 5.6%
140,649	International Game Technology PLC	2,223,661
54,108	MGM Resorts International	1,860,774 *
43,477	Travel & Leisure Co.	2,243,848
11,348	United Parks & Resorts, Inc.	535,058 *
		6,863,341
Independent Power and Renewable Electricity Producers 1.8%
10,999	Vistra Corp.	2,131,716
Industrial REITs 0.9%
29,464	STAG Industrial, Inc.	1,068,954
Insurance 3.5%
10,736	Allstate Corp.	2,161,264
16,743	Globe Life, Inc.	2,080,988
		4,242,252
IT Services 2.5%
29,766	Kyndryl Holdings, Inc.	1,248,981 *
11,604	Wix.com Ltd.	1,838,770 *
		3,087,751
Life Sciences Tools & Services 0.4%
3,133	Charles River Laboratories International, Inc.	475,370 *
Machinery 2.5%
131,482	Gates Industrial Corp. PLC	3,028,030 *

See Notes to Financial Statements

2

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)  (cont’d)

Number of Shares		Value
Multi-Utilities 4.3%
90,283	CenterPoint Energy, Inc.	$3,316,998
32,935	Dominion Energy, Inc.	1,861,486
		5,178,484
Oil, Gas & Consumable Fuels 6.6%
35,261	Devon Energy Corp.	1,121,652
20,211	EOG Resources, Inc.	2,417,438
9,294	Phillips 66	1,108,774
53,643	Williams Cos., Inc.	3,369,317
		8,017,181
Professional Services 5.2%
277,102	Alight, Inc. Class A	1,568,397
31,305	Concentrix Corp.	1,654,626
368,700	Conduent, Inc.	973,368 *
44,575	KBR, Inc.	2,136,926
		6,333,317
Real Estate Management & Development 1.6%
7,759	Jones Lang LaSalle, Inc.	1,984,597 *
Retail REITs 2.0%
34,596	Regency Centers Corp.	2,464,273
Semiconductors & Semiconductor Equipment 4.2%
16,596	Enphase Energy, Inc.	658,031 *
52,454	Intel Corp.	1,174,970
6,069	NXP Semiconductors NV	1,326,016
26,267	Skyworks Solutions, Inc.	1,957,417
		5,116,434
Software 4.0%
22,684	Docusign, Inc.	1,766,857 *
98,195	UiPath, Inc. Class A	1,256,896 *
23,337	Zoom Communications, Inc.	1,819,819 *
		4,843,572
Number of Shares		Value
Specialty Retail 1.0%
11,321	Best Buy Co., Inc.	$759,979
26,341	ODP Corp.	477,562 *
		1,237,541
Technology Hardware, Storage & Peripherals 4.6%
139,599	Hewlett Packard Enterprise Co.	2,854,800
46,628	Pure Storage, Inc. Class A	2,684,840 *
		5,539,640
Textiles, Apparel & Luxury Goods 0.6%
118,297	Under Armour, Inc. Class C	767,747 *
Trading Companies & Distributors 2.3%
23,807	AerCap Holdings NV	2,785,419

Total Common Stocks (Cost $97,777,124)		121,024,096

Short-Term Investments 0.4%
Investment Companies 0.4%
437,672	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.27%(a) (Cost $437,672)	437,672
Total Investments 99.9% (Cost $98,214,796)		121,461,768
Other Assets Less Liabilities 0.1%		116,033
Net Assets 100.0%		$121,577,801

*	Non-income producing security.
(a)	Represents 7-day effective yield as of June 30, 2025.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of June 30, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$121,024,096	$—	$—	$121,024,096
Short-Term Investments	—	437,672	—	437,672
Total Investments	$121,024,096	$437,672	$—	$121,461,768

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

3

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

Mid Cap Intrinsic Value Portfolio
June 30, 2025
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$121,461,768
Dividends and interest receivable	133,490
Receivable for Fund shares sold	230,063
Prepaid expenses and other assets	2,892
Total Assets	121,828,213
Liabilities
Payable to investment manager (Note B)	53,700
Payable for Fund shares redeemed	70,193
Payable to administrator—net (Note B)	33,523
Payable to trustees	369
Payable for audit fees	20,441
Payable for custodian and accounting fees	15,016
Payable for legal fees	52,013
Other accrued expenses and payables	5,157
Total Liabilities	250,412
Net Assets	$121,577,801
Net Assets consist of:
Paid-in capital	$86,635,439
Total distributable earnings/(losses)	34,942,362
Net Assets	$121,577,801
Net Assets
Class I	$91,916,970
Class S	29,660,831
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	5,675,880
Class S	1,482,203
Net Asset Value, offering and redemption price per share
Class I	$16.19
Class S	20.01
*Cost of Investments:
(a) Unaffiliated issuers	$98,214,796

See Notes to Financial Statements

4

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

Mid Cap Intrinsic Value Portfolio
For the Six Months Ended June 30, 2025
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$949,866
Interest and other income—unaffiliated issuers	13,887
Foreign taxes withheld	(1,846)
Total income	$961,907
Expenses:
Investment management fees (Note B)	324,840
Administration fees (Note B):
Class I	133,717
Class S	43,469
Distribution fees (Note B):
Class S	36,224
Shareholder servicing agent fees:
Class I	1,478
Class S	785
Audit fees	20,440
Custodian and accounting fees	20,646
Insurance	1,624
Legal fees	45,653
Shareholder reports	1,881
Trustees' fees and expenses	26,179
Miscellaneous and other fees	7,266
Total expenses	664,202
Expenses reimbursed by Management (Note B)	(8,889)
Total net expenses	655,313
Net investment income/(loss)	$306,594
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	1,000,439
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(3,511,493)
Net gain/(loss) on investments	(2,511,054)
Net increase/(decrease) in net assets resulting from operations	$(2,204,460)

See Notes to Financial Statements

5

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	MID CAP INTRINSIC VALUE PORTFOLIO
	Six Months Ended	Fiscal Year Ended
	June 30, 2025 (Unaudited)	December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$306,594	$492,214
Net realized gain/(loss) on investments	1,000,439	10,129,439
Change in net unrealized appreciation/(depreciation) of investments	(3,511,493)	228,717
Net increase/(decrease) in net assets resulting from operations	(2,204,460)	10,850,370
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(3,707,300)
Class S	—	(935,606)
Total distributions to shareholders	—	(4,642,906)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	4,363,633	6,151,488
Class S	2,156,971	2,585,700
Proceeds from reinvestment of dividends and distributions:
Class I	—	3,707,300
Class S	—	935,606
Payments for shares redeemed:
Class I	(4,721,009)	(13,121,694)
Class S	(3,043,597)	(7,992,507)
Net increase/(decrease) from Fund share transactions	(1,244,002)	(7,734,107)
Net Increase/(Decrease) in Net Assets	(3,448,462)	(1,526,643)
Net Assets:
Beginning of period	125,026,263	126,552,906
End of period	$121,577,801	$125,026,263

See Notes to Financial Statements

6

Notes to Financial Statements Mid Cap Intrinsic Value Portfolio (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund currently offers Class I and Class S shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of

7

4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2025, was $7,152.

5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute

8

substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at June 30, 2025 was $98,585,934. The estimated gross unrealized appreciation was $36,979,278 and estimated gross unrealized depreciation was $14,103,444 resulting in net unrealized appreciation in value of investments of $22,875,834 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.
The tax character of distributions paid during the years ended December 31, 2024, and December 31, 2023, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2024	2023	2024	2023	2024	2023
$816,051	$2,057,687	$3,826,855	$5,014,810	$4,642,906	$7,072,497

As of December 31, 2024, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$510,468	$10,249,027	$26,387,327	$—	$—	$37,146,822
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales and tax adjustments related to other investments.
6
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

It is the policy of the Fund to pass through to its shareholders substantially all real estate investment trust ("REIT") distributions and other income it receives, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not

9

report this information to the Fund until the following calendar year. For the year ended December 31, 2024, the character of distributions paid to shareholders of the Fund, if any, disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of the Fund’s distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after the Fund’s fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified as income are often recharacterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of the Fund’s distributions as reported herein may differ from the final composition determined after calendar year-end.
7
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

8
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
9
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds, within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the Securities and Exchange Commission, particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if the Fund complies with the conditions of the Rule.

10

Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
10
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

11
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the six months ended June 30, 2025, the Fund did not participate in securities lending.
12
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.

13
Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

14
Segment Reporting: The Fund has adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Fund’s investment manager acts as the Fund’s CODM. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategies as disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. The Fund’s total returns, expense ratios, and changes in net assets which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for the Fund’s single segment are consistent with that presented within the Fund’s financial statements.

11

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA monthly, an investment management fee at an annual rate of 0.55% of the first $250 million of the Fund’s average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2025, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.55% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA monthly, an administration fee at the annual rate of 0.30% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Fund’s Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended June 30, 2025, there was no repayment to NBIA under the contractual expense limitation agreement.
At June 30, 2025, the Fund's contingent liabilities to NBIA under the contractual expense limitation agreement were as follows:

			Expenses Reimbursed in Year Ended December 31,
			2022	2023	2024	2025
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2025	2026	2027	2028
Class I	1.50%	12/31/28	$—	$—	$—	$—
Class S	1.25%	12/31/28	10,018	5,652	16,517	8,889

(a)	Expense limitation per annum of the respective class's average daily net assets.
Neuberger Berman BD LLC (the "Distributor") is the Fund’s "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
The Board has adopted a distribution and shareholder services plan (the “Plan”) for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S’s average daily

12

net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide with respect to the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.
Note C—Securities Transactions:
During the six months ended June 30, 2025, there were purchase and sale transactions of long-term securities of $7,881,162 and $9,637,294, respectively.
During the six months ended June 30, 2025, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the six months ended June 30, 2025, and for the year ended December 31, 2024, was as follows:

	For the Six Months Ended June 30, 2025				For the Year Ended December 31, 2024
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	279,677	—	(297,907)	(18,230)	378,181	224,277	(797,695)	(195,237)
Class S	113,224	—	(156,399)	(43,175)	129,377	45,751	(397,011)	(221,883)
Note E—Line of Credit:
At June 30, 2025, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for the Fund under the Credit Facility at June 30, 2025. During the six months ended June 30, 2025, the Fund did not utilize the Credit Facility.
Note F—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

13

Financial Highlights

Mid Cap Intrinsic Value Portfolio
The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the financial statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

Class I
	Six Months Ended June 30,	Year Ended December 31,
	2025 (Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.49	$15.76	$15.20	$20.33	$15.40	$16.01
Income From Investment Operations:
Net Investment Income/(Loss)[a]	0.04	0.07	0.12	0.16	0.14	0.14
Net Gains or Losses on Securities (both realized and unrealized)	(0.34)	1.32	1.43	(2.39)	4.91	(0.59)
Total From Investment Operations	(0.30)	1.39	1.55	(2.23)	5.05	(0.45)
Less Distributions From:
Net Investment Income	—	(0.12)	(0.16)	(0.11)	(0.12)	(0.16)
Net Realized Capital Gains	—	(0.54)	(0.83)	(2.79)	—	—
Total Distributions	—	(0.66)	(0.99)	(2.90)	(0.12)	(0.16)
Net Asset Value, End of Period	$16.19	$16.49	$15.76	$15.20	$20.33	$15.40
Total Return[b,c]	(1.82)%[d]	8.82%	11.00%	(9.75)%	32.80%	(2.62)%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$91.9	$93.9	$92.8	$89.1	$109.8	$92.0
Ratio of Gross Expenses to Average Net Assets[e]	1.06%[f]	1.05%	1.02%	1.03%	1.00%	1.03%
Ratio of Net Expenses to Average Net Assets	1.06%[f]	1.05%	1.02%	1.03%	1.00%	1.03%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.57%[f]	0.44%	0.78%	0.87%	0.74%	1.12%
Portfolio Turnover Rate	7%[d]	21%	20%	14%	40%	35%

See Notes to Financial Highlights

14

Financial Highlights (cont’d)

Class S
	Six Months Ended June 30,	Year Ended December 31,
	2025 (Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.40	$19.32	$18.39	$23.82	$18.02	$18.68
Income (Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	0.04	0.05	0.10	0.14	0.10	0.13
Net Gains or Losses on Securities (both realized and unrealized)	(0.43)	1.63	1.76	(2.75)	5.76	(0.68)
Total From Investment Operations	(0.39)	1.68	1.86	(2.61)	5.86	(0.55)
Less Distributions From:
Net Investment Income	—	(0.06)	(0.10)	(0.03)	(0.06)	(0.11)
Net Realized Capital Gains	—	(0.54)	(0.83)	(2.79)	—	—
Total Distributions	—	(0.60)	(0.93)	(2.82)	(0.06)	(0.11)
Net Asset Value, End of Period	$20.01	$20.40	$19.32	$18.39	$23.82	$18.02
Total Return[b,c]	(1.91)%[d]	8.67%	10.69%	(9.95)%	32.52%	(2.83)%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$29.7	$31.1	$33.8	$34.9	$43.5	$39.5
Ratio of Gross Expenses to Average Net Assets[e]	1.31%[f]	1.30%	1.27%	1.28%	1.25%	1.28%
Ratio of Net Expenses to Average Net Assets	1.25%[f]	1.25%	1.26%	1.25%	1.25%[g]	1.25%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.37%[f]	0.24%	0.54%	0.65%	0.48%	0.89%
Portfolio Turnover Rate	7%[d]	21%	20%	14%	40%	35%

See Notes to Financial Highlights

15

Notes to Financial Highlights Mid Cap Intrinsic Value Portfolio (Unaudited)

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested.
Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if
Management had not reimbursed and/or waived certain expenses. Total return would have been higher if
Management had not recouped previously reimbursed and/or waived expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

c
The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the Fund's total return for the the six months ended June 30, 2025. The class action proceeds received in 2023 had no impact on the Fund’s total return for Class I for the year ended December 31, 2023. The class action proceeds received in 2022 had no impact on the Fund’s total return for the year ended December 31, 2022.
Had the Fund not received the class action proceeds for the years ended December 31, 2024 and 2023, total return based on per share NAV for the years ended December 31, 2024 and 2023 would have been:

	Year Ended December 31,
	2024	2023
Class I	8.75%	—
Class S	8.61%	10.63%

d	Not annualized.
e
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

f	Annualized.
g
After repayment of expenses previously reimbursed and/or fees previously waived by Management pursuant to the terms of the contractual expense limitation agreements with Management, as applicable. Had the
Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

Year Ended December 31,
2021
Class S	1.25%

16

Neuberger Berman
Advisers Management Trust
Quality Equity Portfolio
(formerly Sustainable Equity Portfolio)
I Class Shares
S Class Shares

Semi-Annual Financial Statements and Other Information
June 30, 2025

B0738 08/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend June 30, 2025 (Unaudited)

Quality Equity Portfolio
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC

1

Schedule of Investments Quality Equity Portfolio†^ (Unaudited)  June 30, 2025

Number of Shares		Value
Common Stocks 98.5%
Banks 3.6%
316,080	Bank of America Corp.	$14,956,906
58,164	JPMorgan Chase & Co.	16,862,325
		31,819,231
Broadline Retail 9.8%
388,618	Amazon.com, Inc.	85,258,903 *
Building Products 1.0%
20,171	Trane Technologies PLC	8,822,997
Capital Markets 5.6%
887,846	Interactive Brokers Group, Inc. Class A	49,195,547
Communications Equipment 2.1%
178,524	Arista Networks, Inc.	18,264,790 *
Consumer Finance 1.5%
61,985	Capital One Financial Corp.	13,187,929
Consumer Staples Distribution & Retail 1.0%
9,156	Costco Wholesale Corp.	9,063,891
Diversified Telecommunication Services 0.9%
20,841	Space Exploration Technologies Corp. Class A	3,855,585 *#(a)(b)
22,368	Space Exploration Technologies Corp. Class C	4,138,080 *#(a)(b)
		7,993,665
Financial Services 13.3%
15	Berkshire Hathaway, Inc. Class A	10,932,000 *
89,242	Berkshire Hathaway, Inc. Class B	43,351,086 *
126,060	Fiserv, Inc.	21,734,005 *
71,502	MasterCard, Inc. Class A	40,179,834
		116,196,925
Ground Transportation 0.9%
249,787	CSX Corp.	8,150,550
Health Care Equipment & Supplies 0.6%
30,755	Becton Dickinson & Co.	5,297,549
Health Care Providers & Services 6.2%
78,746	Cencora, Inc.	23,611,988
72,305	Cigna Group	23,902,587
47,826	DaVita, Inc.	6,812,814 *
		54,327,389
Hotels, Restaurants & Leisure 2.6%
671,480	Compass Group PLC	22,738,507
Household Products 1.5%
148,826	Colgate-Palmolive Co.	13,528,283
Number of Shares		Value
Insurance 2.8%
90,248	Progressive Corp.	$24,083,581
Interactive Media & Services 7.3%
361,687	Alphabet, Inc. Class A	63,740,100
IT Services 7.6%
185,341	GoDaddy, Inc. Class A	33,372,500 *
790,698	Kyndryl Holdings, Inc.	33,177,688 *
		66,550,188
Life Sciences Tools & Services 0.6%
27,263	Danaher Corp.	5,385,533
Machinery 1.2%
102,360	Otis Worldwide Corp.	10,135,687
Materials 1.1%
26,958	Sherwin-Williams Co.	9,256,299
Oil, Gas & Consumable Fuels 1.2%
417,150	Coterra Energy, Inc.	10,587,267
Pharmaceuticals 1.3%
35,450	Roche Holding AG	11,544,874
Semiconductors & Semiconductor Equipment 5.3%
147,064	Applied Materials, Inc.	26,923,006
91,679	Texas Instruments, Inc.	19,034,394
		45,957,400
Software 11.7%
20,157	Intuit, Inc.	15,876,258
173,101	Microsoft Corp.	86,102,168
		101,978,426
Specialty Retail 1.7%
16,396	Home Depot, Inc.	6,011,430
72,139	TJX Cos., Inc.	8,908,445
		14,919,875
Technology Hardware, Storage & Peripherals 2.5%
106,870	Apple, Inc.	21,926,518
Trading Companies & Distributors 3.6%
22,341	United Rentals, Inc.	16,831,709
13,669	W.W. Grainger, Inc.	14,219,041
		31,050,750

Total Common Stocks (Cost $393,576,229)		860,962,654
Preferred Stocks 0.7%
Diversified Telecommunication Services 0.7%
3,428	Space Exploration Technologies Corp., Series E (Cost $2,776,680)	6,341,800 *#(a)(b)

See Notes to Financial Statements

2

Schedule of Investments Quality Equity Portfolio†^ (Unaudited)  (cont’d)

Principal Amount		Value

Short-Term Investments 0.1%
Certificates of Deposit 0.0%‡
$100,000	Self Help Credit Union, 0.10%, due 7/29/2025	$100,000
100,000	Self Help Federal Credit Union, 0.10%, due 9/1/2025	100,000
		200,000
Number of Shares
Investment Companies 0.1%
743,231	State Street Institutional Treasury Money Market Fund Premier Class, 4.20%(c)	743,231
Total Short-Term Investments (Cost $943,231)		943,231
Total Investments 99.3% (Cost $397,296,140)		868,247,685
Other Assets Less Liabilities 0.7%		5,737,427
Net Assets 100.0%		$873,985,112

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of June 30, 2025 in accordance with procedures approved by the valuation designee.
Total value of all such securities at June 30, 2025 amounted to $14,335,465, which represents 1.6% of net assets of the Fund.

(c)	Represents 7-day effective yield as of June 30, 2025.
#  This security is subject to restrictions on resale. Total value of all such securities at June 30, 2025 amounted to $14,335,465, which represents 1.6% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 6/30/2025	Fair Value Percentage of Net Assets as of 6/30/2025
Space Exploration Technologies Corp. (Series E Preferred Shares)	11/7/2023	$2,776,680	$6,341,800	0.7%
Space Exploration Technologies Corp. Class A	8/18/2023	1,688,121	3,855,585	0.4%
Space Exploration Technologies Corp. Class C	8/18/2023	1,811,808	4,138,080	0.5%
Total		$6,276,609	$14,335,465	1.6%

See Notes to Financial Statements

3

Schedule of Investments Quality Equity Portfolio†^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of June 30, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Diversified Telecommunication Services	$—	$—	$7,993,665	$7,993,665
Other Common Stocks#	852,968,989	—	—	852,968,989
Total Common Stocks	852,968,989	—	7,993,665	860,962,654
Preferred Stocks#	—	—	6,341,800	6,341,800
Short-Term Investments	—	943,231	—	943,231
Total Investments	$852,968,989	$943,231	$14,335,465	$868,247,685

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 1/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 6/30/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 6/30/2025
Investments in Securities:
Common Stocks(1)	$7,993	$—	$—	$—	$—	$—	$—	$—	$7,993	$—
Preferred Stocks(1)	6,342	—	—	—	—	—	—	—	6,342	—
Total	$14,335	$—	$—	$—	$—	$—	$—	$—	$14,335	$—
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 6/30/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$7,993,665	Market Approach	Transaction Price	$185.00	$185.00	Increase
Preferred Stocks	6,341,800	Market Approach	Transaction Price	$185.00	$185.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

†
Formerly Sustainable Equity Portfolio through July 28, 2025.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

4

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

Quality Equity Portfolio
June 30, 2025
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$868,247,685
Foreign currency(b)	13
Dividends and interest receivable	736,295
Receivable for securities sold	34,760,824
Receivable for Fund shares sold	159,137
Prepaid expenses and other assets	35,341
Total Assets	903,939,295
Liabilities
Payable to investment manager (Note B)	364,558
Payable for securities purchased	28,940,592
Payable for Fund shares redeemed	283,482
Payable to administrator (Note B)	241,277
Other accrued expenses and payables	124,274
Total Liabilities	29,954,183
Net Assets	$873,985,112
Net Assets consist of:
Paid-in capital	$320,436,867
Total distributable earnings/(losses)	553,548,245
Net Assets	$873,985,112
Net Assets
Class I	$722,493,824
Class S	151,491,288
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	17,098,546
Class S	3,575,554
Net Asset Value, offering and redemption price per share
Class I	$42.25
Class S	42.37
*Cost of Investments:
(a) Unaffiliated issuers	$397,296,140
(b) Total cost of foreign currency	$12

See Notes to Financial Statements

5

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

Quality Equity Portfolio
For the Six Months Ended June 30, 2025
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$4,305,740
Interest and other income—unaffiliated issuers	12,072
Foreign taxes withheld	(58,414)
Total income	$4,259,398
Expenses:
Investment management fees (Note B)	2,170,528
Administration fees (Note B):
Class I	1,034,181
Class S	219,240
Distribution fees (Note B):
Class S	182,700
Shareholder servicing agent fees:
Class I	5,710
Class S	3,198
Audit fees	22,176
Custodian and accounting fees	42,416
Insurance	10,389
Legal fees	50,074
Shareholder reports	29,481
Trustees' fees and expenses	26,767
Miscellaneous and other fees	24,030
Total expenses	3,820,890
Net investment income/(loss)	$438,508
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	31,204,399
Settlement of foreign currency transactions	2,792
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	16,560,890
Foreign currency translations	67,484
Net gain/(loss) on investments	47,835,565
Net increase/(decrease) in net assets resulting from operations	$48,274,073

See Notes to Financial Statements

6

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	QUALITY EQUITY PORTFOLIO
	Six Months Ended	Fiscal Year Ended
	June 30, 2025 (Unaudited)	December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$438,508	$(372,022)
Net realized gain/(loss) on investments	31,207,191	51,617,878
Change in net unrealized appreciation/(depreciation) of investments	16,628,374	134,320,769
Net increase/(decrease) in net assets resulting from operations	48,274,073	185,566,625
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(34,003,159)
Class S	—	(6,836,968)
Total distributions to shareholders	—	(40,840,127)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	20,716,769	30,243,281
Class S	2,638,059	7,603,254
Proceeds from reinvestment of dividends and distributions:
Class I	—	34,003,159
Class S	—	6,836,968
Payments for shares redeemed:
Class I	(41,452,182)	(92,178,464)
Class S	(8,529,493)	(29,449,637)
Net increase/(decrease) from Fund share transactions	(26,626,847)	(42,941,439)
Net Increase/(Decrease) in Net Assets	21,647,226	101,785,059
Net Assets:
Beginning of period	852,337,886	750,552,827
End of period	$873,985,112	$852,337,886

See Notes to Financial Statements

7

Notes to Financial Statements Quality Equity Portfolio (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Quality Equity Portfolio (formerly Sustainable Equity Portfolio) (the "Fund") is a separate operating series of the Trust and as of May 2024 is non-diversified. The Fund currently offers Class I and Class S shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in equity securities and preferred stocks, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most

8

recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which the Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

9

4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at June 30, 2025 was $397,754,396. The estimated gross unrealized appreciation was $471,073,802 and estimated gross unrealized depreciation was $590,997 resulting in net unrealized appreciation in value of investments of $470,482,805 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2024, the Fund recorded permanent reclassifications primarily related to net operating losses written off. For the year ended December 31, 2024, the Fund recorded the following permanent reclassifications:

Paid-in Capital	Total Distributable Earnings/(Losses)
$(251,900)	$251,900
The tax character of distributions paid during the years ended December 31, 2024, and December 31, 2023, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2024	2023	2024	2023	2024	2023
$1,533,494	$2,010,320	$39,306,633	$11,057,643	$40,840,127	$13,067,963

10

As of December 31, 2024, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$—	$51,331,286	$453,942,883	$—	$3	$505,274,172
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales.
6
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

7
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

8
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
9
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds, within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the Securities and Exchange Commission, particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment

11

companies in excess of the limitations of the 1940 Act if the Fund complies with the conditions of the Rule. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
10
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

11
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the six months ended June 30, 2025, the Fund did not participate in securities lending.
12
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.

13
Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

14
Segment Reporting: The Fund has adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Fund’s investment manager acts as the Fund’s CODM. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategies as disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. The Fund’s total returns, expense ratios, and changes in net assets which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for the Fund’s single segment are consistent with that presented within the Fund’s financial statements.

12

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA monthly, an investment management fee at an annual rate of 0.55% of the first $250 million of the Fund’s average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2025, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.52% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA monthly, an administration fee at the annual rate of 0.30% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Fund’s Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended June 30, 2025, there was no repayment to NBIA under the contractual expense limitation agreement.
At June 30, 2025, the Fund had no contingent liabilities to NBIA under the contractual expense limitation agreement.

			Expenses Reimbursed in Year Ended December 31,
			2022	2023	2024	2025
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2025	2026	2027	2028
Class I	1.30%	12/31/28	$—	$—	$—	$—
Class S	1.17%	12/31/28	—	—	—	—

(a)	Expense limitation per annum of the respective class's average daily net assets.
Neuberger Berman BD LLC (the "Distributor") is the Fund’s "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S’s average daily

13

net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide with respect to the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.
Note C—Securities Transactions:
During the six months ended June 30, 2025, there were purchase and sale transactions of long-term securities of $45,912,448 and $78,189,861, respectively.
During the six months ended June 30, 2025, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the six months ended June 30, 2025, and for the year ended December 31, 2024, was as follows:

	For the Six Months Ended June 30, 2025				For the Year Ended December 31, 2024
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	517,771	—	(1,026,915)	(509,144)	793,781	874,117	(2,427,572)	(759,674)
Class S	65,797	—	(212,123)	(146,326)	196,365	174,948	(770,187)	(398,874)
Note E—Line of Credit:
At June 30, 2025, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for the Fund under the Credit Facility at June 30, 2025. During the six months ended June 30, 2025, the Fund did not utilize the Credit Facility.
Note F—Subsequent Event:
As previously announced in a supplement to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, effective on July 28, 2025, Sustainable Equity Portfolio changed its name to Quality Equity Portfolio and made corresponding changes to its 80% investment policy and its principal investment strategy.

14

Note G—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

15

Financial Highlights

Quality Equity Portfolio
The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the financial statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

Class I
	Six Months Ended June 30,	Year Ended December 31,
	2025 (Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$39.93	$33.35	$26.80	$37.03	$30.69	$26.89
Income From Investment Operations:
Net Investment Income/(Loss)[a]	0.03	(0.00)	0.08	0.11	0.14	0.13
Net Gains or Losses on Securities (both realized and unrealized)	2.29	8.57	7.06	(7.20)	7.01	4.98
Total From Investment Operations	2.32	8.57	7.14	(7.09)	7.15	5.11
Less Distributions From:
Net Investment Income	—	(0.09)	(0.10)	(0.14)	(0.13)	(0.17)
Net Realized Capital Gains	—	(1.90)	(0.49)	(3.00)	(0.68)	(1.14)
Total Distributions	—	(1.99)	(0.59)	(3.14)	(0.81)	(1.31)
Net Asset Value, End of Period	$42.25	$39.93	$33.35	$26.80	$37.03	$30.69
Total Return[b,c]	5.81%[d]	25.84%	26.90%	(18.45)%	23.48%	19.56%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$722.5	$703.1	$612.6	$515.1	$639.6	$544.0
Ratio of Gross Expenses to Average Net Assets[e]	0.87%[f]	0.89%	0.90%	0.92%	0.89%	0.92%
Ratio of Net Expenses to Average Net Assets	0.87%[f]	0.89%	0.90%	0.92%	0.89%	0.92%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.15%[f]	(0.00)%	0.27%	0.36%	0.40%	0.48%
Portfolio Turnover Rate	5%[d]	4%	15%	22%	15%	22%

See Notes to Financial Highlights

16

Financial Highlights (cont’d)

Class S
	Six Months Ended June 30,	Year Ended December 31,
	2025 (Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$40.09	$33.49	$26.91	$37.12	$30.78	$26.97
Income (Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	(0.02)	(0.10)	0.00	0.03	0.05	0.06
Net Gains or Losses on Securities (both realized and unrealized)	2.30	8.60	7.09	(7.20)	7.03	5.00
Total From Investment Operations	2.28	8.50	7.09	(7.17)	7.08	5.06
Less Distributions From:
Net Investment Income	—	—	(0.02)	(0.04)	(0.06)	(0.11)
Net Realized Capital Gains	—	(1.90)	(0.49)	(3.00)	(0.68)	(1.14)
Total Distributions	—	(1.90)	(0.51)	(3.04)	(0.74)	(1.25)
Net Asset Value, End of Period	$42.37	$40.09	$33.49	$26.91	$37.12	$30.78
Total Return[b,c]	5.69%[d]	25.52%	26.57%	(18.65)%	23.16%	19.28%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$151.5	$149.2	$138.0	$116.7	$152.8	$130.0
Ratio of Gross Expenses to Average Net Assets[e]	1.12%[f]	1.15%	1.16%	1.18%	1.16%	1.17%
Ratio of Net Expenses to Average Net Assets	1.12%[f]	1.15%	1.16%[g]	1.17%	1.16%[g]	1.17%[g]
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.10)%[f]	(0.25)%	0.01%	0.11%	0.13%	0.22%
Portfolio Turnover Rate	5%[d]	4%	15%	22%	15%	22%

See Notes to Financial Highlights

17

Notes to Financial Highlights Quality Equity Portfolio (Unaudited)

a	Calculated based on the average number of shares outstanding during each fiscal period.
b	The class action proceeds received in 2024, 2023, 2021, and 2020 had no impact on the Fund’s total returns for the years ended December 31, 2024, 2023, 2021, and 2020, respectively.
c
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested.
Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if
Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

d	Not annualized.
e
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

f	Annualized.
g
After repayment of expenses previously reimbursed and/or fees previously waived by Management pursuant to the terms of the contractual expense limitation agreements with Management, as applicable. Had the
Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

	Year Ended December 31,
	2023	2021	2020
Class S	1.15%	1.14%	1.17%

18

Neuberger Berman
Advisers Management Trust
Short Duration Bond Portfolio
I Class Shares

Semi-Annual Financial Statements and Other Information
June 30, 2025

B0374 08/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend June 30, 2025 (Unaudited)

Short Duration Bond Portfolio
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate
Currency Abbreviations:
USD	= United States Dollar

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  June 30, 2025

Principal Amount		Value
Mortgage-Backed Securities 30.7%
Collateralized Mortgage Obligations 15.0%
$130,124	A&D Mortgage Trust, Series 2025-NQM2, Class A3, 6.09%, due 6/25/2070	$130,987 (a)
48,755	Angel Oak Mortgage Trust, Series 2019-6, Class A1, 2.62%, due 11/25/2059	47,854 (a)(b)
167,822	BRAVO Residential Funding Trust, Series 2024-NQM6, Class A1, 5.41%, due 8/1/2064	167,969 (a)
Chase Home Lending Mortgage Trust
75,385	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	75,686 (a)(b)
136,340	Series 2024-4, Class A6, 6.00%, due 3/25/2055	137,171 (a)(b)
153,990	Series 2024-10, Class A4A, 5.50%, due 10/25/2055	154,332 (a)(b)
175,680	Series 2024-11, Class A4, 6.00%, due 11/25/2055	178,032 (a)(b)
99,619	COLT Mortgage Loan Trust, Series 2024-2, Class A1, 6.13%, due 4/25/2069	100,385 (a)
145,630	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.65%, due 5/25/2060	146,995 (a)
100,000	EFMT, Series 2024-INV2, Class M1, 5.73%, due 10/25/2069	99,122 (a)(b)
200,857	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	174,074 (a)(b)
Federal Home Loan Mortgage Corp. REMIC
472,735	Series 5475, Class FA, (30 day USD SOFR Average + 1.10%), 5.41%, due 11/25/2054	469,360 (c)
370,440	Series 5474, Class FB, (30 day USD SOFR Average + 1.15%), 5.46%, due 11/25/2054	368,876 (c)
385,950	Series 5542, Class CF, (30 day USD SOFR Average + 1.55%), 5.86%, due 5/25/2055	390,009 (c)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
192,911	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 5.81%, due 10/25/2041	193,641 (a)(c)
275,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 8.06%, due 2/25/2042	285,566 (a)(c)
320,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 9.56%, due 3/25/2042	339,584 (a)(c)
472,000	Series 2022-HQA3, Class M1B, (30 day USD SOFR Average + 3.55%), 7.86%, due 8/25/2042	493,830 (a)(c)
240,000	Series 2024-DNA2, Class M2, (30 day USD SOFR Average + 1.70%), 6.01%, due 5/25/2044	241,123 (a)(c)
Federal National Mortgage Association Connecticut Avenue Securities Trust
153,801	Series 2021-R01, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.86%, due 10/25/2041	154,180 (a)(c)
340,000	Series 2021-R01, Class 1B1, (30 day USD SOFR Average + 3.10%), 7.41%, due 10/25/2041	348,240 (a)(c)
410,000	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 5.96%, due 12/25/2041	412,435 (a)(c)
360,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 6.21%, due 12/25/2041	362,909 (a)(c)
190,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 7.41%, due 3/25/2042	195,712 (a)(c)
395,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.81%, due 3/25/2042	410,369 (a)(c)
245,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 8.96%, due 6/25/2042	261,188 (a)(c)
252,689	Series 2022-R08, Class 1M1, (30 day USD SOFR Average + 2.55%), 6.86%, due 7/25/2042	258,326 (a)(c)
43,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 7.91%, due 7/25/2042	44,855 (a)(c)
214,000	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 9.91%, due 7/25/2042	230,659 (a)(c)
281,826	Series 2023-R01, Class 1M1, (30 day USD SOFR Average + 2.40%), 6.71%, due 12/25/2042	289,086 (a)(c)
127,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 7.66%, due 1/25/2043	132,413 (a)(c)
156,000	Series 2024-R04, Class 1M2, (30 day USD SOFR Average + 1.65%), 5.96%, due 5/25/2044	156,783 (a)(c)
83,000	Series 2025-R01, Class 1B1, (30 day USD SOFR Average + 1.70%), 6.01%, due 1/25/2045	82,948 (a)(c)
Federal National Mortgage Association REMIC
514,713	Series 2024-40, Class FA, (30 day USD SOFR Average + 1.15%), 5.46%, due 3/25/2054	514,252 (c)
385,841	Series 2025-35, Class HF, (30 day USD SOFR Average + 1.70%), 6.00%, due 5/25/2055	386,435 (c)
GCAT Trust
117,552	Series 2019-NQM3, Class A1, 3.69%, due 11/25/2059	114,461 (a)(b)
378,371	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	318,986 (a)(b)
JP Morgan Mortgage Trust
33,577	Series 2024-2, Class A6A, 6.00%, due 8/25/2054	33,492 (a)(b)
81,762	Series 2024-4, Class A6A, 6.00%, due 10/25/2054	81,874 (a)(b)
180,540	Series 2025-2, Class A4, 6.00%, due 7/25/2055	182,728 (a)(b)
85,991	Series 2024-NQM1, Class A1, 5.59%, due 2/25/2064	86,453 (a)
103,190	Series 2024-NQM1, Class A3, 5.95%, due 2/25/2064	103,740 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value
Collateralized Mortgage Obligations – cont'd
$77,000	Series 2024-NQM1, Class M1A, 6.41%, due 2/25/2064	$77,327 (a)(b)
194,000	LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	195,018 (a)
79,357	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A3, 5.40%, due 7/25/2069	79,000 (a)
100,000	New Residential Mortgage Loan Trust, Series 2024-RTL2, Class A1, 5.44%, due 9/25/2039	100,109 (a)
112,042	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.55%, due 3/25/2032	112,412 (a)
OBX Trust
151,822	Series 2025-NQM7, Class A2, 5.76%, due 5/25/2055	152,794 (a)
100,000	Series 2024-NQM14, Class M1, 5.58%, due 9/25/2064	99,301 (a)(b)
Sequoia Mortgage Trust
39,712	Series 2024-2, Class A10, 6.00%, due 3/25/2054	39,789 (a)(b)
110,587	Series 2024-4, Class A10, 6.00%, due 5/25/2054	110,850 (a)(b)
367,734	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	315,940 (a)(b)
337,656	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	322,875 (a)
Verus Securitization Trust
349,948	Series 2021-3, Class A3, 1.44%, due 6/25/2066	305,411 (a)(b)
305,542	Series 2021-6, Class A3, 1.89%, due 10/25/2066	267,351 (a)(b)
85,877	Series 2024-7, Class A1, 5.10%, due 9/25/2069	85,630 (a)(b)
85,878	Series 2024-7, Class A3, 5.40%, due 9/25/2069	85,586 (a)
135,863	Series 2025-3, Class A3, 5.93%, due 5/25/2070	136,732 (a)
11,843,245
Commercial Mortgage-Backed 8.8%
125,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, due 8/10/2035	119,532 (a)
118,000	ALA Trust, Series 2025-OANA, Class D, (1 mo. USD Term SOFR + 3.09%), 7.39%, due 6/15/2040	118,514 (a)(c)
41,000	BANK5, Series 2023-5YR2, Class C, 7.40%, due 7/15/2056	42,460 (b)
BBCMS Mortgage Trust
5,261,089	Series 2021-C11, Class XA, 1.47%, due 9/15/2054	298,086 (b)(d)
1,018,706	Series 2022-C17, Class XA, 1.32%, due 9/15/2055	67,093 (b)(d)
Benchmark Mortgage Trust
87,000	Series 2023-V2, Class C, 7.00%, due 5/15/2055	89,101 (b)
64,000	Series 2023-V3, Class C, 7.41%, due 7/15/2056	65,476 (b)
44,000	Series 2023-B40, Class C, 7.66%, due 12/15/2056	46,324 (b)
15,000	Series 2024-V5, Class C, 7.20%, due 1/10/2057	15,564 (b)
126,000	Series 2024-V8, Class B, 7.18%, due 7/15/2057	133,715 (b)
BLP Commercial Mortgage Trust
119,000	Series 2025-IND, Class A, (1 mo. USD Term SOFR + 1.20%), 5.51%, due 3/15/2042	118,593 (a)(c)
111,000	Series 2025-IND, Class D, (1 mo. USD Term SOFR + 2.25%), 6.56%, due 3/15/2042	109,892 (a)(c)
95,000	BMO Mortgage Trust, Series 2024-C8, Class C, 6.23%, due 3/15/2057	96,947 (b)
BX Commercial Mortgage Trust
96,883	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 6.08%, due 9/15/2036	96,429 (a)(c)
96,883	Series 2021-VOLT, Class F, (1 mo. USD Term SOFR + 2.51%), 6.83%, due 9/15/2036	96,429 (a)(c)
130,162	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 6.25%, due 2/15/2039	130,447 (a)(c)
115,008	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 7.00%, due 3/15/2041	115,188 (a)(c)
110,000	Series 2024-GPA2, Class C, (1 mo. USD Term SOFR + 2.19%), 6.50%, due 11/15/2041	110,206 (a)(c)
BX Trust
122,000	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 7.20%, due 7/15/2029	121,314 (a)(c)
183,000	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 6.30%, due 3/15/2030	180,255 (a)(c)
169,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 6.95%, due 2/15/2041	168,366 (a)(c)
90,000	Series 2019-OC11, Class D, 4.08%, due 12/9/2041	84,133 (a)(b)
100,000	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.05%, due 10/12/2040	101,258 (a)(b)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value
Commercial Mortgage-Backed – cont'd
COMM Mortgage Trust
$100,000	Series 2024-CBM, Class D, 8.19%, due 12/10/2041	$103,189 (a)(b)
120,000	Series 2024-277P, Class B, 7.23%, due 8/10/2044	127,392 (a)(b)
CONE Trust
48,000	Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 5.95%, due 8/15/2041	47,819 (a)(c)
51,000	Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 7.35%, due 8/15/2041	50,868 (a)(c)
11,253,108	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 0.98%, due 11/15/2048	4,964 (b)(d)
300,000	Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.67%, due 9/10/2035	296,125 (a)(b)
ELM Trust
100,000	Series 2024-ELM, Class D10, 6.85%, due 6/10/2039	100,339 (a)(b)
100,000	Series 2024-ELM, Class D15, 6.90%, due 6/10/2039	100,339 (a)(b)
120,000	Fashion Show Mall LLC, Series 2024-SHOW, Class C, 6.28%, due 10/10/2041	122,229 (a)(b)
Federal Home Loan Mortgage Corp. Multiclass Certificates
2,420,000	Series 2020-RR03, Class X1, 1.71%, due 7/27/2028	103,535 (d)
1,500,000	Series 2020-RR02, Class DX, 1.82%, due 9/27/2028	72,587 (b)(d)
1,535,000	Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	60,038 (b)(d)
34,310	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 7.16%, due 5/25/2044	34,657 (a)(c)
75,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.51%, due 2/10/2056	75,959 (b)
100,000	Great Wolf Trust, Series 2024-WOLF, Class D, (1 mo. USD Term SOFR + 2.89%), 7.20%, due 3/15/2039	100,312 (a)(c)
GS Mortgage Securities Trust
6,411,885	Series 2013-GC13, Class XA, 0.00%, due 7/10/2046	64 (b)(d)
64,000	Series 2016-GS2, Class C, 4.85%, due 5/10/2049	61,825 (b)
334,509	Series 2015-GC30, Class XA, 0.42%, due 5/10/2050	2 (b)(d)
157,000	Hilton USA Trust, Series 2016-HHV, Class C, 4.33%, due 11/5/2038	154,476 (a)(b)
Hudson Yards Mortgage Trust
100,000	Series 2025-SPRL, Class D, 6.55%, due 1/13/2040	103,532 (a)(b)
100,000	Series 2025-SPRL, Class E, 6.90%, due 1/13/2040	103,500 (a)(b)
139,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 6.56%, due 3/15/2042	138,479 (a)(c)
IP Mortgage Trust
50,000	Series 2025-IP, Class A, 5.25%, due 6/10/2042	50,724 (a)(b)
40,000	Series 2025-IP, Class D, 6.31%, due 6/10/2042	40,445 (a)(b)
29,000	Series 2025-IP, Class E, 6.85%, due 6/10/2042	29,264 (a)(b)
122,000	IRV Trust, Series 2025-200P, Class C, 5.92%, due 3/14/2047	121,201 (a)(b)
135,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class D, 3.56%, due 1/5/2039	111,091 (a)(b)
100,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.41%, due 9/10/2039	92,621 (a)(b)
100,000	MED Commercial Mortgage Trust, Series 2024-MOB, Class C, (1 mo. USD Term SOFR + 2.29%), 6.60%, due 5/15/2041	98,962 (a)(c)
67,608	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.71%, due 5/15/2046	65,603 (b)
Morgan Stanley Capital I Trust
57,000	Series 2021-230P, Class B, (1 mo. USD Term SOFR + 1.56%), 5.88%, due 12/15/2038	53,020 (a)(c)
70,000	Series 2018-H4, Class C, 5.22%, due 12/15/2051	64,678 (b)
29,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.25%, due 12/15/2056	30,073 (b)
100,000	NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.75%, due 2/15/2042	98,258 (a)(c)
One Market Plaza Trust
73,045	Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	69,787 (a)
100,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	93,046 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value
Commercial Mortgage-Backed – cont'd
$150,000	ONE Mortgage Trust, Series 2021-PARK, Class A, (1 mo. USD Term SOFR + 0.81%), 5.13%, due 3/15/2036	$147,253 (a)(c)
121,000	ONNI Commercial Mortgage Trust, Series 2024-APT, Class C, 6.64%, due 7/15/2039	124,196 (a)(b)
100,000	ORL Trust, Series 2024-GLKS, Class D, (1 mo. USD Term SOFR + 2.79%), 7.10%, due 12/15/2039	99,813 (a)(c)
141,000	PRM5 Trust, Series 2025-PRM5, Class D, 5.81%, due 3/10/2033	140,339 (a)(b)
142,000	RIDE, Series 2025-SHRE, Class C, 6.32%, due 2/14/2047	142,721 (a)(b)
188,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	196,338 (a)
121,000	SDAL Trust, Series 2025-DAL, Class C, (1 mo. USD Term SOFR + 3.94%), 8.25%, due 4/15/2042	120,815 (a)(c)
SFO Commercial Mortgage Trust
178,000	Series 2021-555, Class A, (1 mo. USD Term SOFR + 1.26%), 5.58%, due 5/15/2038	177,116 (a)(c)
26,000	Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.83%, due 5/15/2038	25,482 (a)(c)
100,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 6.30%, due 12/15/2039	99,750 (a)(c)
Wells Fargo Commercial Mortgage Trust
118,000	Series 2024-1CHI, Class C, 6.43%, due 7/15/2035	118,995 (a)(b)
71,000	Series 2025-5C3, Class C, 6.23%, due 1/15/2058	72,343 (b)
6,971,486
Federal Home Loan Mortgage Corp. 3.7%
Pass-Through Certificates
18,506	3.50%, due 5/1/2026	18,380
223,869	4.50%, due 11/1/2039	223,611
1,549,323	5.50%, due 9/1/2052 - 4/1/2053	1,555,022
1,083,430	6.00%, due 10/1/2052 - 3/1/2053	1,102,527
2,899,540
Federal National Mortgage Association 3.2%
Pass-Through Certificates
432,201	4.50%, due 5/1/2041 - 5/1/2044	428,140
876,931	5.50%, due 11/1/2052 - 5/1/2053	879,001
1,165,121	6.00%, due 11/1/2052 - 10/1/2053	1,192,308
2,499,449
Total Mortgage-Backed Securities (Cost $25,393,628)		24,213,720
Asset-Backed Securities 23.6%
Automobiles 3.6%
Avis Budget Rental Car Funding AESOP LLC
96,000	Series 2020-2A, Class B, 2.96%, due 2/20/2027	95,125 (a)
115,000	Series 2022-5A, Class C, 6.24%, due 4/20/2027	115,358 (a)
158,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	151,421 (a)
125,000	Series 2024-1A, Class C, 6.48%, due 6/20/2030	128,684 (a)
223,917	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	227,621 (a)
195,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49%, due 5/15/2031	198,677
218,000	Flagship Credit Auto Trust, Series 2024-1, Class A3, 5.48%, due 10/16/2028	220,091 (a)
95,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.59%, due 1/15/2031	96,616 (a)
GLS Auto Select Receivables Trust
30,000	Series 2024-4A, Class C, 4.75%, due 11/15/2030	30,005 (a)
30,000	Series 2025-1A, Class B, 5.04%, due 2/15/2031	30,439 (a)
36,000	Series 2025-1A, Class C, 5.26%, due 3/15/2031	36,637 (a)
79,000	Series 2024-4A, Class D, 5.28%, due 10/15/2031	79,637 (a)
150,854	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, due 5/20/2032	153,418 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
$565,000	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	$553,648 (a)
Santander Drive Auto Receivables Trust
45,000	Series 2024-1, Class C, 5.45%, due 3/15/2030	45,516
219,000	Series 2025-1, Class D, 5.43%, due 3/17/2031	222,495
197,000	Series 2025-2, Class C, 5.06%, due 5/15/2031	199,423
63,000	SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, due 1/20/2032	64,349 (a)
89,240	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	90,295 (a)
108,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54%, due 11/15/2030	109,653 (a)
2,849,108
Home Equity 0.8%
JP Morgan Mortgage Trust
92,713	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 6.00%, due 3/20/2054	93,090 (a)(c)
75,000	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 6.40%, due 5/20/2054	75,488 (a)(c)
79,705	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 5.80%, due 8/25/2054	79,858 (a)(c)
42,000	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 6.30%, due 8/25/2054	42,221 (a)(c)
Towd Point Mortgage Trust
157,638	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	158,216 (a)
139,796	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	140,994 (a)
589,867
Other 18.0%
116,752	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	107,435 (a)
86,274	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, due 12/15/2028	86,969 (a)
95,000	Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, due 11/20/2054	95,706 (a)
168,181	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	171,797 (a)
243,364	Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.78%, due 2/15/2050	246,757 (a)
110,000	CCG Receivables Trust, Series 2024-1, Class C, 5.22%, due 3/15/2032	111,767 (a)
Cloud Capital Holdco LP
110,000	Series 2024-1A, Class A2, 5.78%, due 11/22/2049	111,439 (a)
71,000	Series 2024-2A, Class A2, 5.92%, due 11/22/2049	71,255 (a)
Compass Datacenters Issuer II LLC
145,000	Series 2024-1A, Class A1, 5.25%, due 2/25/2049	145,774 (a)
100,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	102,817 (a)
100,000	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, due 1/20/2031	101,022 (a)
121,000	CyrusOne Data Centers Issuer I LLC, Series 2023-2A, Class A2, 5.56%, due 11/20/2048	122,732 (a)
165,000	Dell Equipment Finance Trust, Series 2024-1, Class C, 5.73%, due 3/22/2030	167,465 (a)
110,062	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.16%, due 2/25/2038	113,453 (a)
565,000	Fort Washington CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.48%), 5.75%, due 10/20/2034	565,803 (a)(c)
Foundation Finance Trust
97,321	Series 2024-2A, Class B, 4.93%, due 3/15/2050	97,107 (a)
91,528	Series 2025-1A, Class A, 4.95%, due 4/15/2050	92,064 (a)
Frontier Issuer LLC
221,000	Series 2023-1, Class A2, 6.60%, due 8/20/2053	224,492 (a)
64,000	Series 2024-1, Class B, 7.02%, due 6/20/2054	66,890 (a)
100,000	Gracie Point International Funding LLC, Series 2024-1A, Class A, (90 day USD SOFR Average + 1.70%), 6.12%, due 3/1/2028	100,186 (a)(c)
144,000	GreatAmerica Leasing Receivables Funding LLC, Series 2025-1, Class A3, 4.49%, due 4/16/2029	144,316 (a)
100,000	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class B, 5.39%, due 3/25/2060	100,911 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$136,405	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, due 6/25/2059	$139,090 (a)
Hilton Grand Vacations Trust
38,827	Series 2022-2A, Class A, 4.30%, due 1/25/2037	38,523 (a)
38,827	Series 2022-2A, Class B, 4.74%, due 1/25/2037	38,609 (a)
80,275	Series 2024-2A, Class C, 5.99%, due 3/25/2038	81,259 (a)
62,492	Series 2024-1B, Class A, 5.75%, due 9/15/2039	63,514 (a)
45,307	Series 2024-1B, Class B, 5.99%, due 9/15/2039	45,975 (a)
26,039	Series 2024-1B, Class C, 6.62%, due 9/15/2039	26,446 (a)
142,831	Series 2024-3A, Class A, 4.98%, due 8/27/2040	144,241 (a)
100,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	101,984 (a)
204,000	Kubota Credit Owner Trust, Series 2025-1A, Class A3, 4.67%, due 6/15/2029	206,698 (a)
156,563	MetroNet Infrastructure Issuer LLC, Series 2022-1A, Class A2, 6.35%, due 10/20/2052	159,172 (a)
500,000	Milos CLO Ltd., Series 2017-1A, Class DR, (3 mo. USD Term SOFR + 3.01%), 7.28%, due 10/20/2030	498,346 (a)(c)
MVW LLC
158,035	Series 2021-2A, Class A, 1.43%, due 5/20/2039	150,091 (a)
109,537	Series 2021-2A, Class B, 1.83%, due 5/20/2039	103,438 (a)
32,045	Series 2021-1WA, Class B, 1.44%, due 1/22/2041	30,568 (a)
82,577	Series 2024-2A, Class B, 4.58%, due 3/20/2042	81,554 (a)
82,577	Series 2024-2A, Class C, 4.92%, due 3/20/2042	80,770 (a)
106,148	Series 2025-1A, Class B, 5.21%, due 9/22/2042	106,961 (a)
100,258	Series 2024-1A, Class B, 5.51%, due 2/20/2043	101,272 (a)
103,660	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	105,301 (a)
1,100,000	OCP CLO Ltd., Series 2021-21A, Class D1R, (3 mo. USD Term SOFR + 2.65%), 6.92%, due 1/20/2038	1,095,156 (a)(c)
151,892	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.70%, due 12/20/2032	154,057 (a)
1,000,000	Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.55%), 5.83%, due 4/25/2037	1,003,858 (a)(c)
1,900,000	RR 29 Ltd., Series 2024-29RA, Class A1R, (3 mo. USD Term SOFR + 1.39%), 5.65%, due 7/15/2039	1,906,072 (a)(c)
Sierra Timeshare Receivables Funding LLC
45,938	Series 2023-2A, Class C, 7.30%, due 4/20/2040	47,516 (a)
66,097	Series 2023-3A, Class B, 6.44%, due 9/20/2040	68,054 (a)
59,896	Series 2024-2A, Class C, 5.83%, due 6/20/2041	60,507 (a)
125,456	Series 2024-3A, Class C, 5.32%, due 8/20/2041	125,259 (a)
149,794	Series 2025-1A, Class A, 4.81%, due 1/21/2042	150,634 (a)
99,682	Series 2024-1A, Class C, 5.94%, due 1/20/2043	100,786 (a)
155,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	156,280 (a)
263,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	265,086 (a)
131,340	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	133,559 (a)
Taco Bell Funding LLC
120,938	Series 2016-1A, Class A23, 4.97%, due 5/25/2046	120,936 (a)
104,145	Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	99,263 (a)
145,970	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, due 6/21/2050	146,458 (a)
200,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	203,255 (a)
1,300,000	Trestles CLO III Ltd., Series 2020-3A, Class D1R, (3 mo. USD Term SOFR + 3.15%), 7.42%, due 10/20/2037	1,300,948 (a)(c)
1,100,000	Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 5.45%, due 4/25/2038	1,099,503 (a)(c)
128,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 4/20/2055	130,871 (a)
195,248	Volofin Finance DAC, Series 2024-1A, Class A, 5.94%, due 6/15/2037	197,173 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
	Wireless PropCo Funding LLC
$45,000	Series 2025-1A, Class A2, 4.07%, due 6/25/2055	$42,987 (a)(e)
40,000	Series 2025-1A, Class B, 4.30%, due 6/25/2055	37,536 (a)
135,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class B, 7.81%, due 4/20/2054	141,137 (a)
		14,238,860
Real Estate Investment Trusts 0.3%
216,000	American Tower Trust 1, 5.49%, due 3/15/2053	219,643 (a)
Student Loan 0.9%
	Bayview Opportunity Master Fund VII LLC
32,216	Series 2024-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 6.11%, due 6/25/2047	32,106 (a)(c)
13,692	Series 2024-EDU1, Class D, (30 day USD SOFR Average + 2.75%), 7.06%, due 6/25/2047	13,953 (a)(c)
	Navient Private Education Refi Loan Trust
325,409	Series 2021-EA, Class A, 0.97%, due 12/16/2069	291,148 (a)
250,406	Series 2021-FA, Class A, 1.11%, due 2/18/2070	221,741 (a)
160,822	Series 2024-A, Class A, 5.66%, due 10/15/2072	162,899 (a)
		721,847
Total Asset-Backed Securities (Cost $18,509,001)		18,619,325

Corporate Bonds 38.9%
Advertising 0.2%
90,000	Clear Channel Outdoor Holdings, Inc., 5.13%, due 8/15/2027	88,976 (a)
85,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	82,763 (a)
		171,739
Aerospace & Defense 2.3%
	Boeing Co.
480,000	2.70%, due 2/1/2027	466,532
380,000	6.30%, due 5/1/2029	401,718
570,000	L3Harris Technologies, Inc., 5.40%, due 1/15/2027	579,445
400,000	RTX Corp., 4.13%, due 11/16/2028	398,386
		1,846,081
Agriculture 0.4%
285,000	Philip Morris International, Inc., 4.13%, due 4/28/2028	284,442
Airlines 1.0%
200,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	199,824 (a)
535,000	Delta Air Lines, Inc., 4.95%, due 7/10/2028	538,056
89,167	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	88,951 (a)
		826,831
Auto Manufacturers 0.5%
	Ford Motor Credit Co. LLC
20,000	6.95%, due 6/10/2026	20,273
190,000	7.35%, due 11/4/2027	197,325
65,000	6.80%, due 5/12/2028	67,179
160,000	2.90%, due 2/10/2029	145,484
		430,261

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value

Banks 12.4%
Bank of America Corp.
$810,000	2.55%, due 2/4/2028	$787,232 (f)
500,000	4.62%, due 5/9/2029	503,173 (f)
Barclays PLC
465,000	5.67%, due 3/12/2028	473,819 (f)
400,000	4.84%, due 9/10/2028	403,088 (f)
Citigroup, Inc.
395,000	4.79%, due 3/4/2029	397,837 (f)
865,000	4.54%, due 9/19/2030	861,079 (f)
400,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 5.17%, due 1/28/2028	399,865 (c)
1,035,000	Goldman Sachs Group, Inc., 1.95%, due 10/21/2027	1,002,151 (f)
395,000	JPMorgan Chase & Co., 4.92%, due 1/24/2029	400,304 (f)
860,000	Lloyds Banking Group PLC, 5.09%, due 11/26/2028	871,300 (f)
240,000	M&T Bank Corp., 4.83%, due 1/16/2029	241,969 (f)
435,000	Manufacturers & Traders Trust Co., 4.70%, due 1/27/2028	438,833
1,020,000	Mizuho Financial Group, Inc., (Secured Overnight Financing Rate + 1.25%), 5.67%, due 7/8/2031	1,023,560 (c)(g)
Morgan Stanley
410,000	1.59%, due 5/4/2027	400,099 (f)
160,000	5.65%, due 4/13/2028	163,552 (f)
445,000	Morgan Stanley Bank NA, 5.02%, due 1/12/2029	451,919 (f)
600,000	Truist Bank, 4.67%, due 5/20/2027	600,894 (f)
350,000	Truist Financial Corp., 5.90%, due 10/28/2026	351,440 (f)
9,772,114
Building Materials 0.1%
40,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	36,888 (a)
85,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	78,802 (a)
115,690
Chemicals 0.7%
Olympus Water U.S. Holding Corp.
170,000	7.13%, due 10/1/2027	173,107 (a)
115,000	9.75%, due 11/15/2028	121,098 (a)
190,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	188,768 (a)
80,000	WR Grace Holdings LLC, 4.88%, due 6/15/2027	79,538 (a)
562,511
Commercial Services 0.3%
85,000	Champions Financing, Inc., 8.75%, due 2/15/2029	82,066 (a)
105,000	Veritiv Operating Co., 10.50%, due 11/30/2030	113,662 (a)
195,728
Computers 0.7%
130,000	ASGN, Inc., 4.63%, due 5/15/2028	126,786 (a)
410,000	Dell International LLC/EMC Corp., 4.75%, due 4/1/2028	414,798
541,584
Distribution - Wholesale 0.2%
140,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	131,964 (a)
Diversified Financial Services 1.2%
380,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, due 4/1/2028	383,780
380,000	Capital One Financial Corp., 3.75%, due 3/9/2027	376,791

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value

Diversified Financial Services – cont'd
$140,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	$147,213 (a)
907,784
Electric 3.0%
295,000	Alpha Generation LLC, 6.75%, due 10/15/2032	304,099 (a)
90,000	Calpine Corp., 4.50%, due 2/15/2028	89,270 (a)
465,000	Dominion Energy, Inc., 2.85%, due 8/15/2026	457,027
425,000	NextEra Energy Capital Holdings, Inc., (Secured Overnight Financing Rate Index + 0.80%), 5.16%, due 2/4/2028	427,073 (c)
80,000	NRG Energy, Inc., 10.25%, due 3/15/2028	88,835 (a)(f)(h)
202,000	NYSEG Storm Funding LLC, 4.71%, due 5/1/2029	202,989
Pacific Gas & Electric Co.
410,000	3.45%, due 7/1/2025	410,000
200,000	5.00%, due 6/4/2028	200,602
200,000	Vistra Corp., 7.00%, due 12/15/2026	202,407 (a)(f)(h)
2,382,302
Engineering & Construction 0.0%‡
40,000	Artera Services LLC, 8.50%, due 2/15/2031	33,309 (a)
Entertainment 0.1%
75,000	Caesars Entertainment, Inc., 7.00%, due 2/15/2030	77,669 (a)
Financial Services 0.2%
140,000	Ally Financial, Inc., 5.74%, due 5/15/2029	142,492 (f)
Food 0.4%
285,000	Mars, Inc., 4.60%, due 3/1/2028	287,317 (a)
Food Service 0.1%
115,000	TKC Holdings, Inc., 6.88%, due 5/15/2028	114,290 (a)
Healthcare - Products 0.2%
70,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	73,063 (a)
80,000	Medline Borrower LP, 5.25%, due 10/1/2029	79,376 (a)
152,439
Healthcare - Services 0.2%
140,000	UnitedHealth Group, Inc., 4.40%, due 6/15/2028	140,694
Holding Companies - Diversified 0.1%
85,000	Benteler International AG, 10.50%, due 5/15/2028	89,460 (a)
Insurance 1.2%
220,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	219,870 (a)
675,000	Athene Global Funding, 4.95%, due 1/7/2027	679,501 (a)
80,000	HUB International Ltd., 5.63%, due 12/1/2029	80,011 (a)
979,382
Internet 0.5%
410,000	Uber Technologies, Inc., 4.50%, due 8/15/2029	407,106 (a)
Iron - Steel 0.3%
200,000	Cleveland-Cliffs, Inc., 6.88%, due 11/1/2029	196,908 (a)
Leisure Time 0.3%
130,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	135,710 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value

Leisure Time – cont'd
$80,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	$80,701 (a)
		216,411
Machinery - Construction & Mining 0.2%
165,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	173,653 (a)
Media 1.5%
	CCO Holdings LLC/CCO Holdings Capital Corp.
80,000	5.50%, due 5/1/2026	79,970 (a)
80,000	5.13%, due 5/1/2027	79,743 (a)
688,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.15%, due 11/10/2026	701,170
210,000	CSC Holdings LLC, 5.50%, due 4/15/2027	200,497 (a)
120,000	Sirius XM Radio LLC, 4.00%, due 7/15/2028	115,251 (a)
		1,176,631
Mining 0.1%
80,000	Novelis Corp., 6.88%, due 1/30/2030	82,715 (a)
Oil & Gas 1.2%
205,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	204,365 (a)
600,000	Diamondback Energy, Inc., 5.20%, due 4/18/2027	608,195
120,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 11/1/2028	120,278 (a)
		932,838
Oil & Gas Services 0.1%
80,000	Aris Water Holdings LLC, 7.25%, due 4/1/2030	82,538 (a)
Packaging & Containers 0.4%
305,000	Mauser Packaging Solutions Holding Co., 7.88%, due 4/15/2027	310,000 (a)
Pharmaceuticals 1.0%
740,000	CVS Health Corp., 4.30%, due 3/25/2028	736,964
40,000	Grifols SA, 4.75%, due 10/15/2028	38,453 (a)
		775,417
Pipelines 3.1%
	Enbridge, Inc.
174,000	5.25%, due 4/5/2027	176,546
140,000	4.60%, due 6/20/2028	141,051
485,000	Energy Transfer LP, 6.05%, due 12/1/2026	495,214
150,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, due 1/15/2029	156,853
620,000	Kinder Morgan, Inc., 5.00%, due 2/1/2029	629,665
375,000	Plains All American Pipeline LP/PAA Finance Corp., 4.65%, due 10/15/2025	374,905
280,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 3/1/2027	279,942 (a)
160,000	Venture Global LNG, Inc., 8.13%, due 6/1/2028	165,367 (a)
		2,419,543
Real Estate Investment Trusts 1.1%
445,000	American Tower Corp., 1.45%, due 9/15/2026	429,863
190,000	Global Net Lease, Inc., 4.50%, due 9/30/2028	184,098 (a)
115,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	114,854 (a)
110,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, due 2/15/2028	116,604 (a)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value

Real Estate Investment Trusts – cont'd
$45,000	XHR LP, 6.63%, due 5/15/2030	$45,849 (a)
		891,268
Semiconductors 1.4%
338,000	Broadcom, Inc., 5.05%, due 7/12/2027	342,781
365,000	Foundry JV Holdco LLC, 5.90%, due 1/25/2030	381,418 (a)
400,000	Intel Corp., 3.75%, due 8/5/2027	394,747
		1,118,946
Software 0.3%
170,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	167,325 (a)
80,000	Cloud Software Group, Inc., 6.50%, due 3/31/2029	80,745 (a)
		248,070
Telecommunications 1.9%
790,000	AT&T, Inc., 4.70%, due 8/15/2030	797,170
62,597	Level 3 Financing, Inc., 11.00%, due 11/15/2029	71,804 (a)
450,000	T-Mobile USA, Inc., 3.75%, due 4/15/2027	445,301
170,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	159,422 (a)
		1,473,697
Total Corporate Bonds (Cost $30,399,535)		30,691,824

Loan Assignments(c) 2.4%
Construction Materials 0.2%
199,000	Quikrete Holdings, Inc., Term Loan B1, (1 mo. USD Term SOFR + 2.25%), 6.58%, due 4/14/2031	198,558
Electric Utilities 0.3%
199,500	Cogentrix Finance Holdco I LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.08%, due 2/26/2032	199,825
Health Care Providers & Services 0.5%
199,500	CNT Holdings I Corp., Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.78%, due 11/8/2032	199,895
207,375	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.30%, due 9/27/2030	205,237
		405,132
Hotels, Restaurants & Leisure 0.0%‡
29,650	Carnival Corp., Term Loan, (1 mo. USD Term SOFR + 2.00%), 6.31%, due 8/8/2027	29,622
Insurance 0.5%
168,589	HUB International Ltd., Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.77%, due 6/20/2030	169,056
198,998	USI, Inc., Term Loan C, (3 mo. USD Term SOFR + 2.25%), 6.55%, due 9/29/2030	198,313
		367,369
Leisure Products 0.2%
199,000	SRAM LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.58%, due 2/27/2032	196,015 (i)
Media 0.3%
199,500	ABG Intermediate Holdings 2 LLC, Term Loan, (1 mo. USD Term SOFR + 2.25%), 6.58%, due 2/13/2032	198,917
Passenger Airlines 0.1%
58,500	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 2.25%), 6.52%, due 4/20/2028	58,052

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Principal Amount		Value

Specialty Retail 0.1%
$87,798	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.81%, due 3/3/2028	$80,689
Transportation Infrastructure 0.2%
199,000	KKR Apple Bidco LLC, Term Loan, (1 mo. USD Term SOFR + 2.50%), 6.83%, due 9/23/2031	198,487

Total Loan Assignments (Cost $1,936,069)		1,932,666
Number of Shares
Short-Term Investments 4.7%
Investment Companies 4.7%
3,663,905	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.27%(j) (Cost $3,663,905)	3,663,905
Total Investments 100.3% (Cost $79,902,138)		79,121,440
Liabilities Less Other Assets (0.3)%		(198,120)(k)
Net Assets 100.0%		$78,923,320

‡	Represents less than 0.05% of net assets of the Fund.

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At June 30, 2025, these securities amounted to $41,406,775, which represents 52.5% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30,
2025.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of June 30, 2025 and changes periodically.
(d)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(e)
Security fair valued as of June 30, 2025 in accordance with procedures approved by the valuation designee.
Total value of all such securities at June 30, 2025 amounted to $42,987, which represents 0.1% of net assets of the Fund.

(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	When-issued security. Total value of all such securities at June 30, 2025 amounted to $1,023,560, which represents 1.3% of net assets of the Fund.
(h)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(i)	Value determined using significant unobservable inputs.

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

(j)	Represents 7-day effective yield as of June 30, 2025.
(k)	Includes the impact of the Fund’s open positions in derivatives at June 30, 2025.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$63,986,364	81.1%
Cayman Islands	7,469,686	9.5%
United Kingdom	1,748,207	2.2%
Japan	1,023,560	1.3%
Ireland	784,208	1.0%
Canada	317,597	0.4%
Austria	89,460	0.1%
Other countries, each representing less than 0.05% of net assets of the Fund	38,453	0.0%
Short-Term Investments and Other Liabilities—Net	3,465,785	4.4%
	$78,923,320	100.0%

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

Derivative Instruments
Futures contracts ("futures")
At June 30, 2025, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2025	237	U.S. Treasury Note, 2 Year	$49,301,555	$162,145
Total Long Positions			$49,301,555	$162,145

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2025	6	U.S. Treasury Long Bond	$(692,813)	$(23,448)
9/2025	13	U.S. Treasury Note, 10 Year	(1,457,625)	(28,662)
9/2025	96	U.S. Treasury Note, 5 Year	(10,464,000)	(113,022)
9/2025	16	U.S. Treasury Note, Ultra 10 Year	(1,828,250)	(43,442)
9/2025	1	U.S. Treasury Ultra Bond	(119,125)	(4,502)
Total Short Positions			$(14,561,813)	$(213,076)
Total Futures				$(50,931)
At June 30, 2025, the Fund had $382,978 deposited in a segregated account to cover margin requirements on open futures.
For the six months ended June 30, 2025, the average notional value for the months where the Fund had futures outstanding was $44,628,008 for long positions and $(15,263,479) for short positions.
Credit default swap contracts ("credit default swaps")
At June 30, 2025, the Fund did not have any outstanding credit default swaps.
For the six months ended June 30, 2025, the average notional value for the months where the Fund had credit default swaps outstanding was $1,460,000 for buy protection.

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of June 30, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Mortgage-Backed Securities#	$—	$24,213,720	$—	$24,213,720
Asset-Backed Securities#	—	18,619,325	—	18,619,325
Corporate Bonds#	—	30,691,824	—	30,691,824
Loan Assignments
Leisure Products	—	—	196,015	196,015
Other Loan Assignments#	—	1,736,651	—	1,736,651
Total Loan Assignments	—	1,736,651	196,015	1,932,666
Short-Term Investments	—	3,663,905	—	3,663,905
Total Investments	$—	$78,925,425	$196,015	$79,121,440

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 1/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 6/30/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 6/30/2025
Investments in Securities:
Loan Assignments(1)	$—	$—	$—	$(3)	$200	$(1)	$—	$—	$196	$(3)
Total	$—	$—	$—	$(3)	$200	$(1)	$—	$—	$196	$(3)
(1) At June 30, 2025, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of June 30, 2025:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$162,145	$—	$—	$162,145
Liabilities	(213,076)	—	—	(213,076)
Total	$(50,931)	$—	$—	$(50,931)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

Short Duration Bond Portfolio
June 30, 2025
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$79,121,440
Cash	4,665
Cash collateral segregated for futures contracts (Note A)	382,978
Interest receivable	627,201
Receivable for securities sold	3,521
Receivable for Fund shares sold	18,351
Prepaid expenses and other assets	3,964
Total Assets	80,162,120
Liabilities
Payable to investment manager (Note B)	11,010
Due to custodian	2,230
Payable for securities purchased	1,020,000
Payable for Fund shares redeemed	12,586
Payable for accumulated variation margin on futures contracts (Note A)	50,931
Payable to administrator (Note B)	25,905
Payable to trustees	401
Other accrued expenses and payables	115,737
Total Liabilities	1,238,800
Net Assets	$78,923,320
Net Assets consist of:
Paid-in capital	$108,886,461
Total distributable earnings/(losses)	(29,963,141)
Net Assets	$78,923,320
Shares Outstanding ($.001 par value; unlimited shares authorized)	7,927,101
Net Asset Value, offering and redemption price per share
Class I	$9.96
*Cost of Investments:
(a) Unaffiliated issuers	$79,902,138

See Notes to Financial Statements

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

Short Duration Bond Portfolio
For the Six Months Ended June 30, 2025
Investment Income:
Income (Note A):
Interest and other income—unaffiliated issuers	$1,885,779
Expenses:
Investment management fees (Note B)	66,316
Administration fees (Note B)	156,039
Shareholder servicing agent fees	2,309
Audit fees	25,548
Custodian and accounting fees	31,931
Insurance	1,033
Legal fees	45,295
Shareholder reports	5,003
Trustees' fees and expenses	26,142
Miscellaneous and other fees	8,014
Total expenses	367,630
Net investment income/(loss)	$1,518,149
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(4,918)
Expiration or closing of futures contracts	48,030
Expiration or closing of swap contracts	6,229
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	953,565
Futures contracts	(173,914)
Net gain/(loss) on investments	828,992
Net increase/(decrease) in net assets resulting from operations	$2,347,141

See Notes to Financial Statements

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	SHORT DURATION BOND PORTFOLIO
	Six Months Ended	Fiscal Year Ended
	June 30, 2025 (Unaudited)	December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$1,518,149	$3,599,193
Net realized gain/(loss) on investments	49,341	(748,249)
Change in net unrealized appreciation/(depreciation) of investments	779,651	1,952,958
Net increase/(decrease) in net assets resulting from operations	2,347,141	4,803,902
Distributions to Shareholders From (Note A):
Distributable earnings	—	(4,431,587)
From Fund Share Transactions (Note D):
Proceeds from shares sold	5,562,257	10,923,655
Proceeds from reinvestment of dividends and distributions	—	4,431,587
Payments for shares redeemed	(8,124,873)	(18,310,957)
Net increase/(decrease) from Fund share transactions	(2,562,616)	(2,955,715)
Net Increase/(Decrease) in Net Assets	(215,475)	(2,583,400)
Net Assets:
Beginning of period	79,138,795	81,722,195
End of period	$78,923,320	$79,138,795

See Notes to Financial Statements

Notes to Financial Statements Short Duration Bond Portfolio (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Short Duration Bond Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund currently offers only Class I shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other

Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2025, was $263.

5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at June 30, 2025 was $80,015,522. The estimated gross unrealized appreciation was $670,502 and estimated gross unrealized depreciation was $1,738,498 resulting in net unrealized depreciation in value of investments of $1,067,996 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.
The tax character of distributions paid during the years ended December 31, 2024, and December 31, 2023, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2024	2023	2024	2023	2024	2023
$4,431,587	$3,710,574	$—	$—	$4,431,587	$3,710,574

As of December 31, 2024, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$4,173,203	$—	$(1,847,648)	$(34,635,837)	$—	$(32,310,282)
The temporary differences between book basis and tax basis distributable earnings are primarily due to amortization of bond premium and mark-to-market adjustments on futures.
To the extent the Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at December 31, 2024, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:

Capital Loss Carryforwards
Long-Term	Short-Term
$30,509,829	$4,126,008
6
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

7
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

8
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly.

9
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices.
10
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds, within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the Securities and Exchange Commission ("SEC"), particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if the Fund complies with the conditions of the Rule. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.

11
When-issued/delayed delivery securities: The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. When-issued and delayed delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

The Fund may also enter into a TBA (To Be Announced) agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by the Fund. Certain transactions will require a Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
12
Derivative instruments: Please see the Schedule of Investments for the Fund’s open positions in derivatives, if any, at June 30, 2025. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund’s investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless the Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If the Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Futures contracts: During the six months ended June 30, 2025, the Fund used futures for economic hedging purposes, including as a maturity or duration management device.

At the time the Fund enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.
Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to the Fund because the exchange’s clearinghouse assumes the position of the counterparty in each transaction. Thus, the Fund is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.
For U.S. federal income tax purposes, the futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, the Fund’s losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund’s taxable income.
Credit default swaps: During the six months ended June 30, 2025, the Fund used credit default swaps for economic hedging purposes, to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets or securities and to enhance total return.
At June 30, 2025, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	$162,145	Receivable/Payable for accumulated variation margin on futures contracts	$(213,076)
The impact of the use of these derivative instruments on the Statement of Operations during the six months ended June 30, 2025, was as follows:

	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Futures
Interest rate risk	$48,030	$(173,914)
Swaps
Credit risk	6,229	-

(a)	Net realized gains/(losses) on derivatives are located in the Statement of Operations each under the caption, "Net realized gain/(loss) on:"

Futures	Expiration or closing of futures contracts
Swaps	Expiration or closing of swap contracts

(b)	Change in net unrealized appreciation/(depreciation) is located in the Statement of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Futures	Futures contracts

13
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the six months ended June 30, 2025, the Fund did not participate in securities lending.
14
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.

15
Segment Reporting: The Fund has adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Fund’s investment manager acts as the Fund’s CODM. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategies as disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. The Fund’s total returns, expense ratios, and changes in net assets which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for the Fund’s single segment are consistent with that presented within the Fund’s financial statements.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA monthly, an investment management fee at an annual rate of 0.17% of the first $2 billion of the Fund’s average daily net assets and 0.15% of average daily net assets in excess of $2 billion. Accordingly, for the six months ended June 30, 2025, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.17% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. The Class I shares of the Fund pays NBIA monthly, an administration fee at the annual rate of 0.40% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Class I shares of the Fund so that the total annual operating expenses do not exceed the expense limitation as detailed in the following table. This undertaking excludes interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that it will repay NBIA for fees and expenses waived or reimbursed provided that repayment does not cause the annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended June 30, 2025, there was no repayment to NBIA under the contractual expense limitation agreement.
At June 30, 2025, the Fund had no contingent liabilities to NBIA under the contractual expense limitation agreement.

			Expenses Reimbursed in Year Ended December 31,
			2022	2023	2024	2025
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2025	2026	2027	2028
Class I	0.95%	12/31/28	$—	$—	$—	$—

(a)	Expense limitation per annum of the Fund's average daily net assets.
Neuberger Berman BD LLC is the Fund’s "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.

Note C—Securities Transactions:
During the six months ended June 30, 2025 there were purchase and sale transactions of long-term securities (excluding futures and swaps) as follows:

Purchases of U.S. Government and Agency Obligations	Purchases	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities
$869,059	$29,790,459	$1,002,697	$30,695,712
Note D—Fund Share Transactions:
Share activity for the six months ended June 30, 2025, and for the year ended December 31, 2024, was as follows:

	For the Six Months Ended June 30, 2025				For the Year Ended December 31, 2024
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	568,488	—	(830,237)	(261,749)	1,116,511	461,624	(1,870,321)	(292,186)
Note E—Line of Credit:
At June 30, 2025, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple SOFR plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for the Fund under the Credit Facility at June 30, 2025. During the six months ended June 30, 2025, the Fund did not utilize the Credit Facility.
Note F—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

Short Duration Bond Portfolio
The following table includes selected data for a share outstanding throughout each fiscal period and other performance information derived from the financial statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

Class I
	Six Months Ended June 30,	Year Ended December 31,
	2025 (Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.66	$9.64	$9.54	$10.48	$10.68	$10.57
Income/(Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	0.19	0.44	0.39	0.33	0.26	0.24
Net Gains or (Losses) on Securities (both realized and unrealized)	0.11	0.14	0.16	(0.88)	(0.18)	0.12
Total From Investment Operations	0.30	0.58	0.55	(0.55)	0.08	0.36
Less Distributions From:
Net Investment Income	—	(0.56)	(0.45)	(0.39)	(0.28)	(0.25)
Net Asset Value, End of Period	$9.96	$9.66	$9.64	$9.54	$10.48	$10.68
Total Return[b,c]	3.11%[d]	6.10%	5.90%	(5.19)%	0.74%	3.46%
Supplemental Data/Ratios
Net Assets, End of Period (in millions)	$78.9	$79.1	$81.7	$85.0	$111.5	$103.1
Ratio of Gross Expenses to Average Net Assets[e]	0.94%[f]	0.92%	0.85%	0.84%	0.80%	0.86%
Ratio of Net Expenses to Average Net Assets	0.94%[f]	0.92%	0.85%	0.84%	0.80%	0.86%
Ratio of Net Investment Income/(Loss) to Average Net Assets	3.89%[f]	4.48%	4.05%	3.29%	2.47%	2.26%
Portfolio Turnover Rate	40%[d]	75%	53%	55%	91%	162%

See Notes to Financial Highlights

Notes to Financial Highlights Short Duration Bond Portfolio (Unaudited)

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested.
Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

c
The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the Fund's total returns for the six months ended June 30, 2025. The class action proceeds received in 2024, 2023, and 2021 had no impact on the Fund's total return for the years ended December 31, 2024, 2023, and
2021, respectively.

d	Not annualized.
e
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee. Management did not reimburse or waive fees during the fiscal periods shown.

f	Annualized.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There was nothing to report with respect to this item.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There was nothing to report with respect to this item.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.

The remuneration paid to trustees, officers, and others for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There was nothing to report with respect to this item.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.

Item 15.  Submission of Matters to a Vote of Security Holders.
There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 16. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19.  Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Alternative Funds’ Form N-CSR, Investment Company Act file number 811-21715 (filed January 6, 2025).
(a)(2)	Not applicable to the Registrant.
(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(4)	Not applicable to the Registrant.
(a)(5)	Not applicable to the Registrant.
(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: August 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: August 15, 2025

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: August 15, 2025